Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME Term
SOFR at 0.72% Floor + 0.83%), 5.15%,
12/25/33 ...................... USD 102 $ 97,477
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
4.69%, 05/25/37 ................. 82 13,021
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 654 657,410
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,507
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.56%, 04/20/31
(a) (b)
........... 139 138,636
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.91%, 05/25/35
(a)
....... 29 23,121
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.22%,
12/10/25
(a)
....................... 300 31,587
Battalion CLO XV Ltd., Series 2020-15A, Class
A1RR, (3-mo. CME Term SOFR at 0.98%
Floor + 0.98%), 5.28%, 01/17/33
(a) (b)
...... 250 249,750
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.44%,
05/28/39 ...................... 54 44,077
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.44%,
02/28/40 ...................... 69 62,303
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.44%,
12/28/40 ...................... 14 14,343
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 03/30/38
(a) (b)
........... 250 249,478
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 .. 40 2,984
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 37 2,861
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 27 2,192
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 11 10,485
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.78%, 04/25/37 ................. 230 217,239
Benefit Street Partners CLO XXXVII Ltd., Series
2024-37A, Class A, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.70%, 01/25/38
(a) (b)
1,000 998,495
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.44%), 5.73%, 10/22/30
(a) (b)
.......... 50 49,594
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 5.55%, 10/20/30
(a) (b)
. 100 99,509
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
.... 140 140,475
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.40%), 5.69%, 01/20/31
(a) (b)
........... 329 329,297
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 08/20/31 ................. GBP 100 129,470
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.06%, 08/20/31 ................. GBP 100 $ 129,612
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.53%, 04/17/31 ................. USD 226 226,274
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
5.61%, 07/27/31 ................. 215 214,658
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.59%, 10/25/36
(a)
.................. 19 18,256
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 4.75%, 10/25/36
(a)
............ 33 21,630
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.06% Floor + 1.06%), 5.37%, 05/29/32
(a) (b)
. 234 233,401
CIFC Funding Ltd.
(a)(b)
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.05%,
01/18/38 ...................... 860 859,397
Series 2025-2A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.13%), 5.41%,
04/15/38 ...................... 250 248,949
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.63%, 05/25/37 ................. 145 94,077
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.70%, 05/25/37 ................. 66 42,689
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 100 99,413
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 .. 11 11,055
Series 1997-6, Class M1, 7.21%, 01/15/29 .. 7 6,678
Series 1999-5, Class A5, 7.86%, 03/01/30 .. 23 6,992
Series 1999-5, Class A6, 7.50%, 03/01/30 .. 25 7,076
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
. 56 8,175
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
. 151 22,048
Series 2000-5, Class A7, 8.20%, 05/01/31 .. 134 28,699
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term SOFR
at 0.22% Floor + 0.33%), 4.65%, 12/25/25
(a)
. —
(e)
332
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 2.99%,
12/25/36
(c)
..................... 10 8,159
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (c)
.................... 44 43,514
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (c)
.................... 73 2,437
Series 2007-CB6, Class A4, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.77%,
07/25/37
(a) (b)
.................... 32 20,759
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.53%, 04/25/36
(a)
.... 66 57,846
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 4.70%, 03/15/34
(a)
............ 5 4,552

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS Trust, Series 2006-14, Class M1, (1-mo.
CME Term SOFR at 0.44% Floor + 0.55%),
4.87%, 02/25/37
(a)
.................. USD 242 $ 214,212
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.33%,
10/25/34
(a)
....................... 56 54,129
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 .......... 1 1,586
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.61%, 05/15/35 ........... 1 1,244
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.61%, 05/15/36 ........... 12 11,896
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.58%, 11/15/36 ............ 7 6,919
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor +
1.18%), 5.48%, 10/15/30
(a) (b)
........... 111 110,967
Dowson plc
(a)(d)
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
8.41%, 08/20/31 ................. GBP 246 316,259
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
11.41%, 08/20/31 ................ 360 462,882
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class AR2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.47%, 08/15/31
(a) (b)
...... USD 907 906,260
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 5.68%, 01/15/31
(a) (b)
........... 569 568,555
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.16%), 5.46%, 04/15/29
(a) (b)
. 356 355,870
Elmwood CLO 36 Ltd., Series 2024-12RA, Class
AR, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.75%, 10/20/37
(a) (b)
........... 500 500,500
FIGRE Trust
(a)(b)
Series 2024-SL1, Class A1, 5.75%, 07/25/53 217 217,791
Series 2025-HE1, Class A, 5.83%, 01/25/55 . 1,703 1,709,176
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
5.48%, 10/25/34 ................. 33 29,332
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 12/25/36 ................. 501 202,207
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.58%, 12/25/36 ................. 266 226,466
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.03%, 01/25/36 ................. 98 88,714
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 446 446,000
Fortuna Consumer Loan ABS DAC, Series 2024-
2, Class E, (1-mo. EURIBOR at 0.00% Floor +
4.10%), 6.47%, 10/18/34
(a) (d)
........... EUR 100 109,709
Fremont Home Loan Trust, Series 2006-3, Class
1A1, (1-mo. CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 02/25/37
(a)
........... USD 61 44,698
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC, Series 2024-FL9, Class
A, (1-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.95%, 10/19/39
(a) (b)
........... USD 209 $ 208,795
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 4.19%, 07/20/38 ...... EUR 100 108,402
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 4.53%, 07/20/38 ...... 100 108,112
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 3.89%, 09/22/43
(a) (d)
........... 91 98,721
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.60%,
01/20/39 ...................... USD 820 817,305
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/20/39 ...................... 1,310 1,305,828
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A, Class ARR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.10%), 5.39%,
04/20/34
(a) (b)
...................... 250 249,582
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.63%,
10/20/37
(a) (b)
...................... 880 880,405
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 309 313,045
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 637 645,187
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 117 118,332
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 98 97,925
Series 2024-2, Class B, 5.26%, 10/27/59 ... 100 100,081
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
.............. 24 4,453
GSAMP Trust
(a)
Series 2006-HE4, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
4.88%, 06/25/36 ................. 200 168,599
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.83%,
01/25/47 ...................... 18 9,194
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.81%, 02/25/47 ................. 40 39,181
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 05/25/37
(a)
........... 61 54,928
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR at 2.03% Floor + 2.14%), 3.94%,
07/25/34
(a)
....................... 10 9,716
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(c)
.......... 49 4,669
HPS Loan Management Ltd., Series 11A-17,
Class AR, (3-mo. CME Term SOFR at 1.02%
Floor + 1.28%), 5.58%, 05/06/30
(a) (b)
...... 32 31,933
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.69%,
10/20/32
(a) (b)
...................... 325 325,138
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (c)
......... 3 3,352

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 4.84%,
05/25/36
(a)
....................... USD 45 $ 44,723
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.62%,
01/20/31
(a) (b)
...................... 60 59,496
LCM 36 Ltd., Series 36A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor + 1.07%),
5.39%, 01/15/34
(a) (b)
................. 250 249,557
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
....................... 14 13,966
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.73%, 12/25/37
(a)
............ 12 11,543
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. 250 250,010
Madison Park Funding XLII Ltd., Series 13A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.44%, 11/21/30
(a) (b)
...... 180 180,201
Marble Point CLO XI Ltd., Series 2017-2A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 5.73%, 12/18/30
(a) (b)
........... 52 52,199
Mariner Finance issuance Trust, Series 2024-BA,
Class A, 4.91%, 11/20/38
(b)
............ 338 340,101
Mariner Finance Issuance Trust, Series 2024-BA,
Class D, 6.36%, 11/20/38
(b)
............ 100 102,385
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 4.95%, 06/25/46
(a) (b)
...... 6 5,578
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
4.82%, 08/25/37 ................. 35 31,230
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
4.61%, 06/25/37 ................. 24 4,978
MidOcean Credit CLO XI Ltd., Series 2022-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.53%, 01/18/36
(a) (b)
. 780 776,857
Milford Park CLO Ltd., Series 2022-1A, Class
AR, (3-mo. CME Term SOFR at 1.16% Floor +
1.16%), 5.49%, 01/20/38
(a) (b)
........... 250 248,751
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.03%, 12/25/34 ................. 155 145,371
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
5.30%, 09/25/35 ................. 96 79,196
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 5.80%, 10/20/30
(a) (b)
........... 35 35,188
Nelnet Student Loan Trust, Series 2025-AA,
Class A1B, (SOFR 30 day Average at 0.00%
Floor + 1.10%), 5.43%, 03/15/57
(a) (b)
...... 332 329,945
New Mountain CLO 1 Ltd., Class A1RR, (3-mo.
CME Term SOFR at 1.25% Floor + 1.25%),
5.55%, 01/15/38
(a) (b)
................. 250 249,125
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 7.11%,
07/15/32
(a) (d)
...................... GBP 100 130,427
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oaktree CLO Ltd., Series 2021-2A, Class AR,
(3-mo. CME Term SOFR at 0.97% Floor +
0.97%), 5.27%, 01/15/35
(a) (b)
........... USD 250 $ 248,465
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 .. 13 4,609
Series 2001-D, Class A4, 6.93%, 09/15/31 .. 7 3,172
Series 2002-B, Class M1, 7.62%, 06/15/32 . 62 62,121
OCP Aegis CLO Ltd., Series 2024-39A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.72%, 01/16/37
(a) (b)
........... 250 249,754
OCP CLO Ltd.
(a)(b)
Series 2015-9A, Class AR3, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 5.42%,
01/15/37 ...................... 250 249,945
Series 2020-8RA, Class AR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.55%, 10/17/36 ................. 509 509,044
Series 2025-40A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.44%,
04/16/38
(f)
..................... 250 250,000
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.58%, 07/17/30
(a) (b)
112 111,968
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.56%,
01/25/31
(a) (b)
...................... 43 43,249
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.30%), 5.63%, 05/23/31
(a) (b)
........... 136 135,959
OneMain Direct Auto Receivables Trust, Series
2025-1A, Class D, 6.10%, 07/14/37
(b)
..... 100 102,531
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.64%, 03/25/37
(a)
................ 90 77,023
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(c)
..................... 59 50,525
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
..................... 143 122,823
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37
(c)
..................... 43 41,549
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1M Sofr FWD
at 1.20% Floor and 18.00% Cap + 1.20%),
6.16%, 10/15/37
(a) (b)
................. 7 6,780
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(c)
.............. 55 50,104
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.36%), 5.66%, 07/25/31
(a) (b)
.......... 84 83,914
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.63%, 01/25/38
(a) (b)
........... 800 799,699
Regatta IX Funding Ltd., Series 2017-1A, Class
B1R, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 6.30%, 04/17/37
(a) (b)
.......... 847 848,509
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 5.48%, 04/15/38
(a) (b)
...... 250 249,239
Regional Management Issuance Trust, Series
2024-2, Class A, 5.11%, 12/15/33
(b)
....... 100 100,431
Republic Finance Issuance Trust
(b)
Series 2024-B, Class A, 5.42%, 11/20/37 ... 465 470,305
Series 2024-B, Class B, 5.86%, 11/20/37 ... 164 166,014

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.58%, 10/23/30
(a) (b)
........... USD 86 $ 86,280
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.58%, 04/20/31
(a) (b)
........... 132 132,397
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.65%, 01/15/37
(a) (b)
................. 500 500,262
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR at
0.42% Floor + 0.53%), 4.85%, 10/25/36
(a)
.. 100 74,987
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.64%, 01/15/38
(a) (b)
........... 250 250,165
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.47%, 01/20/38
(a) (b)
. 250 249,125
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... 33 32,400
Series 2024-A, Class A1A, 5.24%, 03/15/56 . 88 89,165
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.80%,
03/15/56
(a)
..................... 460 462,141
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 1,276 1,276,657
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 100,751
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR at
0.80% Floor + 0.91%), 5.23%, 01/25/35
(a)
.. 1 917
Sycamore Tree CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.90%, 01/20/38
(a) (b)
........... 400 400,715
Symphony CLO 46 Ltd., Series 2024-46A, Class
A2, (3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 6.03%, 01/20/38
(a) (b)
........... 250 249,981
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.69%, 10/23/34
(a) (b)
...... 520 520,018
TAGUS-Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 6.35%, 10/27/42
(a) (d)
. EUR 100 109,253
TCI-Symphony CLO Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.02% Floor
+ 1.28%), 5.57%, 10/13/32
(a) (b)
.......... USD 471 470,864
TICP CLO XII Ltd., Series 2018-12A, Class AR,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.73%, 07/15/34
(a) (b)
........... 250 250,561
Towd Point Mortgage Trust, Series 2025-CRM1,
Class A1, 5.80%, 01/25/65
(b) (c)
.......... 1,765 1,774,516
Trimaran CAVU Ltd., Series 2024-1A, Class A,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.64%, 01/25/38
(a) (b)
........... 460 460,723
Trinitas CLO XXXI Ltd., Series 2024-31A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.73%, 01/22/38
(a) (b)
........... 250 250,306
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 01/20/38
(a) (b)
...... 679 679,388
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 09/25/36 ................. 115 29,125
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-HE5, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.64%,
10/25/36 ...................... USD 96 $ 71,798
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.43%, 04/18/38
(a) (b) (f)
250 250,000
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.83%, 06/25/37
(a) (b)
........... 73 22,788
Total Asset-Backed Securities — 4 .0%
(Cost: $ 36,350,099 ) ............................... 35,543,086
Shares
Shares
Common Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The)
(g)
.................... 450 76,747
Howmet Aerospace, Inc. ................ 544 70,573
Lockheed Martin Corp. ................. 139 62,093
TransDigm Group, Inc. ................. 50 69,165
278,578
Banks — 0.1%
Bank of America Corp. ................. 1,671 69,731
Citigroup, Inc. ....................... 987 70,067
Flagstar Financial, Inc. ................. 9,053 105,196
JPMorgan Chase & Co. ................ 2,645 648,818
Wells Fargo & Co. .................... 997 71,575
965,387
Biotechnology — 0.0%
AbbVie, Inc. ........................ 308 64,532
Broadline Retail — 0.0%
(g)
Amazon.com, Inc. .................... 343 65,259
MercadoLibre, Inc. .................... 35 68,280
Rakuten Group, Inc. ................... 14,300 82,039
215,578
Building Products — 0.0%
Trane Technologies plc ................. 197 66,373
Capital Markets — 0.0%
S&P Global, Inc. ..................... 136 69,102
Commercial Services & Supplies — 0.0%
Wom New Holdco
(f) (g)
.................. 86 2,494
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(g)
........... 16,413 87,153
Consumer Finance — 0.0%
Capital One Financial Corp. .............. 406 72,796
Consumer Staples Distribution & Retail — 0.0%
Costco Wholesale Corp. ................ 72 68,096
Walmart, Inc. ........................ 758 66,545
134,641
Diversified Telecommunication Services — 0.0%
(g)
Lumen Technologies, Inc. ............... 19,531 76,562
Womchi 2024 Escrow
(f)
................. 43,000 —
76,562

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 0.0%
GE Vernova, Inc. ..................... 273 $ 83,341
Vertiv Holdings Co. , Class A ............. 853 61,587
144,928
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc. , Class A
(g)
........... 10,196 261,527
Solaris Energy Infrastructure, Inc. , Class A .... 15,319 333,342
594,869
Entertainment — 0.1%
(g)
Live Nation Entertainment, Inc. ............ 542 70,774
Netflix, Inc. ......................... 77 71,805
Take-Two Interactive Software, Inc. ......... 330 68,393
Warner Bros Discovery, Inc. .............. 6,333 67,953
278,925
Financial Services — 0.0%
Mastercard, Inc. , Class A ................ 124 67,967
Ground Transportation — 0.0%
Union Pacific Corp. ................... 269 63,548
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp.
(g)
................ 707 71,322
Intuitive Surgical, Inc.
(g)
................. 138 68,347
Masimo Corp.
(g)
...................... 403 67,140
Stryker Corp. ....................... 180 67,005
273,814
Health Care Providers & Services — 0.0%
McKesson Corp. ..................... 101 67,972
Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co. ............. 4,675 36,091
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp. ................... 1,283 84,460
Caesars Entertainment, Inc.
(g)
............ 3,483 87,075
Genius Sports Ltd.
(g)
................... 37,474 375,114
Golden Entertainment, Inc. .............. 979 25,836
572,485
Household Durables — 0.0%
Landsea Homes Corp.
(g)
................ 8,286 53,196
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. ........................ 1,231 144,569
Insurance — 0.0%
Marsh & McLennan Cos., Inc. ............ 282 68,817
Progressive Corp. (The) ................ 239 67,639
136,456
Interactive Media & Services — 0.0%
Alphabet, Inc. , Class C ................. 397 62,023
Meta Platforms, Inc. , Class A ............. 111 63,976
125,999
IT Services — 0.0%
Snowflake, Inc. , Class A
(g)
............... 451 65,918
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc. ............. 126 62,698
Machinery — 0.0%
Ingersoll Rand, Inc. ................... 797 63,784
Media — 0.0%
AMC Networks, Inc. , Class A
(g)
............ 7,408 50,967
Security
Shares
Shares Value
Metals & Mining — 0.1%
Algoma Steel Group, Inc. ............... 15,104 $ 81,864
United States Steel Corp. ............... 9,215 389,426
471,290
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. , Class A ..... 23,972 479,440
Oil, Gas & Consumable Fuels — 0.1%
Kinder Morgan, Inc. ................... 10,075 287,440
Venture Global, Inc. , Class A ............. 474 4,882
Viper Energy, Inc. , Class A .............. 1,298 58,605
350,927
Pharmaceuticals — 0.0%
Eli Lilly & Co. ....................... 80 66,073
Professional Services — 0.0%
Amentum Holdings, Inc.
(g)
............... 7,272 132,350
Residential REITs — 0.0%
Invitation Homes, Inc.
(h)
................. 6,147 214,223
Semiconductors & Semiconductor Equipment — 0.0%
Lam Research Corp. .................. 902 65,576
Micron Technology, Inc. ................. 765 66,471
NVIDIA Corp. ....................... 622 67,412
199,459
Software — 0.1%
ANSYS, Inc.
(g)
....................... 209 66,161
Autodesk, Inc.
(g)
...................... 268 70,162
Intuit, Inc. .......................... 115 70,609
IREN Ltd.
(g)
......................... 6,872 41,851
Microsoft Corp. ...................... 175 65,693
Samsara, Inc. , Class A
(g)
................ 1,954 74,897
ServiceNow, Inc.
(g)
.................... 85 67,672
457,045
Specialty Retail — 0.0%
Home Depot, Inc. (The) ................ 178 65,235
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc. ..................... 250 66,677
Total Common Stocks — 0 .8%
(Cost: $ 7,482,449 ) ............................... 7,340,101
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
BAE Systems plc, 3.40%, 04/15/30
(b)
....... USD 651 610,259
Boeing Co. (The), 7.01%, 05/01/64 ........ 235 254,644
L3Harris Technologies, Inc., 4.85%, 04/27/35 .. 68 65,651
Northrop Grumman Corp.
4.03% , 10/15/47 ................... 186 148,544
5.25% , 05/01/50 ................... 495 468,081
5.20% , 06/01/54 ................... 377 353,102
RTX Corp.
6.70% , 08/01/28 ................... 1,189 1,265,342
7.00% , 11/01/28 ................... 409 439,166
3,604,789
Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 89 84,883

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks — 3.2%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. USD 54 $ 54,641
Bank of America Corp.
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(a)
..................... 44 43,058
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29
(a)
..................... 1,019 1,029,329
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31
(a)
..................... 341 345,700
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(a)
. 384 337,976
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
. 1,269 1,112,647
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
. 351 339,185
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(a)
. 677 688,999
4.88% , 04/01/44 ................... 248 227,740
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50
(a)
..................... 433 356,978
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
. 763 475,882
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(a)
. 220 141,039
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 ...................... 522 507,355
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 752 753,636
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 1,301 1,190,034
(1-day SOFR + 1.45%), 5.45% , 06/11/35 .. 964 969,439
(1-day SOFR + 1.47%), 5.33% , 03/27/36 .. 312 310,865
(1-day SOFR + 1.75%), 5.61% , 03/04/56 .. 390 380,946
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 448 447,539
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 5,002 4,996,954
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 52 52,495
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 142 131,474
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 642 662,196
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 4,948 4,992,786
(1-day SOFR + 1.07%), 1.95% , 02/04/32 .. 1,318 1,121,214
(1-day SOFR + 1.18%), 2.55% , 11/08/32 .. 1,319 1,140,752
(1-day SOFR + 2.08%), 4.91% , 07/25/33 .. 626 621,022
(1-day SOFR + 1.49%), 5.77% , 04/22/35 .. 261 271,259
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 44 44,176
(1-day SOFR + 1.32%), 5.50% , 01/24/36 .. 588 600,666
(1-day SOFR + 2.44%), 3.11% , 04/22/51 .. 564 375,516
(1-day SOFR + 1.58%), 3.33% , 04/22/52 .. 99 68,770
KeyBank NA
3.90% , 04/13/29 ................... 257 246,764
5.00% , 01/26/33 ................... 786 765,471
M&T Bank Corp., (1-day SOFR + 1.61%), 5.39%,
01/16/36
(a)
...................... 585 573,730
Washington Mutual Escrow Bonds
(f)(g)(i)
0.00% , 11/06/09 ................... 300 3,900
0.00% , 09/19/17
(j)
.................. 250 —
0.00% , 09/29/17 ................... 500 —
Wells Fargo & Co.
(1-day SOFR + 1.38%), 5.21% , 12/03/35
(a)
. 1,016 1,008,990
3.90% , 05/01/45 ................... 92 72,489
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
..................... 162 145,815
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(a)
. 454 385,225
Zions Bancorp NA, (1-day SOFR + 2.83%),
6.82%, 11/19/35
(a)
................. 250 255,059
28,249,711
Biotechnology — 0.1%
AbbVie, Inc., 4.88%, 11/14/48 ........... 50 45,831
Amgen, Inc.
4.40% , 02/22/62 ................... 329 258,611
Security
Par (000)
Par (000) Value
Biotechnology (continued)
5.75% , 03/02/63 ................... USD 456 $ 444,376
748,818
Broadline Retail — 0.1%
Amazon.com, Inc.
2.50% , 06/03/50 ................... 188 113,727
4.10% , 04/13/62 ................... 439 347,856
Rakuten Group, Inc., 9.75%, 04/15/29
(d)
..... 700 760,003
1,221,586
Capital Markets — 1.7%
Blue Owl Credit Income Corp.
4.70% , 02/08/27 ................... 67 66,171
7.95% , 06/13/28 ................... 76 80,491
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.91%), 1.95% , 10/21/27 .. 48 46,041
(1-day SOFR + 1.09%), 1.99% , 01/27/32 .. 418 353,951
(1-day SOFR + 1.25%), 2.38% , 07/21/32 .. 7 5,995
(1-day SOFR + 1.26%), 2.65% , 10/21/32 .. 2,605 2,251,400
(1-day SOFR + 1.55%), 5.33% , 07/23/35 .. 2,372 2,360,173
(1-day SOFR + 1.58%), 5.56% , 11/19/45 .. 295 287,450
(1-day SOFR + 1.70%), 5.73% , 01/28/56 .. 281 279,875
Morgan Stanley
(a)
(1-day SOFR + 2.24%), 6.30% , 10/18/28 .. 892 927,632
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 1,081 1,095,654
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 2,974 3,066,067
(1-day SOFR + 1.03%), 1.79% , 02/13/32 .. 701 587,345
(1-day SOFR + 1.18%), 2.24% , 07/21/32 .. 471 401,035
(1-day SOFR + 1.20%), 2.51% , 10/20/32 .. 1,126 966,481
(1-day SOFR + 1.29%), 2.94% , 01/21/33 .. 327 286,826
(1-day SOFR + 1.88%), 5.42% , 07/21/34 .. 186 188,167
(1-day SOFR + 1.56%), 5.32% , 07/19/35 .. 136 136,014
(1-day SOFR + 1.42%), 5.59% , 01/18/36 .. 1,200 1,225,521
Sixth Street Lending Partners, 6.13%, 07/15/30
(b)
274 275,775
14,888,064
Chemicals — 0.0%
Ecolab, Inc., 2.13%, 08/15/50 ........... 138 75,039
Commercial Services & Supplies — 0.0%
(b)
Allied Universal Holdco LLC, 9.75%, 07/15/27 . 87 87,277
Reworld Holding Corp., 4.88%, 12/01/29 ..... 94 87,431
174,708
Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41 ..... 44 44,000
Construction & Engineering — 0.1%
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(d)
...................... 700 704,375
Weekley Homes LLC, 4.88%, 09/15/28
(b)
..... 92 86,991
791,366
Consumer Finance — 0.8%
General Motors Financial Co., Inc.
5.40% , 04/06/26 ................... 1,085 1,089,532
6.10% , 01/07/34 ................... 232 232,942
5.95% , 04/04/34 ................... 60 59,697
OneMain Finance Corp., 7.13%, 11/15/31 .... 5 5,030
Synchrony Financial
3.95% , 12/01/27 ................... 441 429,998
5.15% , 03/19/29 ................... 452 449,899
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 1,366 1,385,218
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 1,356 1,346,282
2.88% , 10/28/31 ................... 746 630,886
7.25% , 02/02/33 ................... 1,728 1,778,803
7,408,287

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
(b)
Clydesdale Acquisition Holdings, Inc., 8.75%,
04/15/30 ....................... USD 84 $ 85,188
Mauser Packaging Solutions Holding Co., 7.88%,
04/15/27 ....................... 83 81,340
166,528
Diversified REITs — 1.3%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 51 51,969
GLP Capital LP
5.75% , 06/01/28 ................... 947 963,619
5.30% , 01/15/29 ................... 80 80,114
4.00% , 01/15/30 ................... 723 683,450
3.25% , 01/15/32 ................... 1,451 1,255,924
6.25% , 09/15/54 ................... 801 787,200
VICI Properties LP
4.25% , 12/01/26
(b)
.................. 1,360 1,345,139
3.75% , 02/15/27
(b)
.................. 46 45,005
4.50% , 01/15/28
(b)
.................. 1,714 1,692,371
4.75% , 04/01/28 ................... 120 120,239
4.63% , 12/01/29
(b)
.................. 187 181,411
4.95% , 02/15/30 ................... 1,708 1,693,249
4.13% , 08/15/30
(b)
.................. 348 327,586
5.13% , 11/15/31 ................... 173 170,606
5.13% , 05/15/32 ................... 1,746 1,708,869
5.63% , 04/01/35 ................... 315 313,218
6.13% , 04/01/54 ................... 141 137,438
11,557,407
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
3.50% , 09/15/53 ................... 411 280,256
3.80% , 12/01/57 ................... 717 503,348
3.65% , 09/15/59 ................... 1,354 913,181
CCO Holdings LLC, 4.75%, 02/01/32
(b)
...... 10 8,879
Level 3 Financing, Inc., 10.00%, 10/15/32
(b)
... 170 169,472
Verizon Communications, Inc.
1.50% , 09/18/30 ................... 804 681,997
1.68% , 10/30/30 ................... 56 47,666
5.25% , 04/02/35 ................... 450 451,135
3,055,934
Electric Utilities — 3.5%
AEP Texas, Inc.
5.40% , 06/01/33 ................... 211 212,307
3.80% , 10/01/47 ................... 366 264,609
3.45% , 05/15/51 ................... 64 43,241
AEP Transmission Co. LLC, 3.15%, 09/15/49 .. 506 338,839
Alabama Power Co.
5.50% , 03/15/41 ................... 43 42,489
3.85% , 12/01/42 ................... 53 42,437
3.75% , 03/01/45 ................... 37 28,695
4.30% , 01/02/46 ................... 53 44,238
Baltimore Gas & Electric Co., 3.75%, 08/15/47 . 148 111,980
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(d)
...................... 684 703,913
Diamond II Ltd., 7.95%, 07/28/26
(d)
........ 750 756,094
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 485 363,644
3.20% , 08/15/49 ................... 62 41,851
3.45% , 04/15/51 ................... 583 407,612
Duke Energy Corp.
3.95% , 08/15/47 ................... 207 155,365
5.00% , 08/15/52 ................... 121 105,555
5.80% , 06/15/54 ................... 330 322,886
Duke Energy Florida LLC
1.75% , 06/15/30 ................... 463 400,842
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.20% , 07/15/48 ................... USD 4 $ 3,218
3.00% , 12/15/51 ................... 357 226,715
Duke Energy Progress LLC, 2.50%, 08/15/50 .. 1,333 779,920
Edison International
5.75% , 06/15/27 ................... 716 723,009
4.13% , 03/15/28 ................... 147 141,364
6.95% , 11/15/29 ................... 384 399,204
6.25% , 03/15/30 ................... 130 131,662
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 1,154 1,134,699
Series C , 4.85% , 07/15/47
(c)
........... 547 467,765
Series C , 3.40% , 03/01/50 ............ 1,028 698,163
FirstEnergy Transmission LLC
5.00% , 01/15/35 ................... 839 822,401
5.45% , 07/15/44
(b)
.................. 340 331,345
4.55% , 04/01/49
(b)
.................. 1,066 912,248
Florida Power & Light Co.
3.99% , 03/01/49 ................... 358 284,266
3.15% , 10/01/49 ................... 178 121,014
2.88% , 12/04/51 ................... 99 62,768
5.80% , 03/15/65 ................... 366 374,506
Georgia Power Co.
4.70% , 05/15/32 ................... 431 426,045
4.95% , 05/17/33 ................... 264 262,179
5.13% , 05/15/52 ................... 314 291,173
India Clean Energy Holdings, 4.50%, 04/18/27
(d)
700 663,985
Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/01/54 ....... 297 293,095
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(d)
... 664 594,123
MidAmerican Energy Co.
3.65% , 08/01/48 ................... 213 159,257
3.15% , 04/15/50 ................... 64 42,941
Minejesa Capital BV, 5.63%, 08/10/37
(d)
..... 500 469,375
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
...................... 572 553,253
NRG Energy, Inc.
(b)
4.45% , 06/15/29 ................... 218 211,691
7.00% , 03/15/33 ................... 1,462 1,576,176
6.25% , 11/01/34 ................... 155 152,583
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 136 113,675
4.00% , 06/01/49 ................... 349 267,695
Pacific Gas & Electric Co.
6.15% , 01/15/33 ................... 269 277,054
6.40% , 06/15/33 ................... 235 245,607
6.95% , 03/15/34 ................... 449 486,537
5.80% , 05/15/34 ................... 298 300,906
3.95% , 12/01/47 ................... 166 121,350
4.95% , 07/01/50 ................... 525 438,392
3.50% , 08/01/50 ................... 400 265,880
5.25% , 03/01/52 ................... 489 421,829
6.75% , 01/15/53 ................... 869 907,510
6.70% , 04/01/53 ................... 107 111,339
5.90% , 10/01/54 ................... 295 279,401
6.15% , 03/01/55 ................... 126 123,326
PECO Energy Co.
3.05% , 03/15/51 ................... 462 301,026
5.25% , 09/15/54 ................... 44 41,677
PG&E Corp.
5.25% , 07/01/30 ................... 1,602 1,537,908
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 1,624 1,596,152
Southern California Edison Co.
5.30% , 03/01/28 ................... 592 599,119

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.25% , 06/01/30 ................... USD 188 $ 164,142
Series 05-E , 5.35% , 07/15/35 .......... 77 75,291
Series 05-B , 5.55% , 01/15/36 .......... 230 225,682
5.63% , 02/01/36 ................... 188 185,581
Southern Co. (The)
5.20% , 06/15/33 ................... 40 40,094
4.85% , 03/15/35 ................... 475 459,719
4.25% , 07/01/36 ................... 173 157,013
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
................. 149 149,372
Virginia Electric & Power Co.
2.45% , 12/15/50 ................... 256 144,820
5.45% , 04/01/53 ................... 64 61,265
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 235 235,668
6.88% , 04/15/32 ................... 80 81,537
6.95% , 10/15/33 ................... 56 60,153
6.00% , 04/15/34 ................... 1,467 1,482,481
5.70% , 12/30/34 ................... 1,378 1,370,810
31,026,751
Energy Equipment & Services — 0.0%
(b)
Transocean Titan Financing Ltd., 8.38%,
02/01/28 ....................... 75 76,713
Transocean, Inc., 8.25%, 05/15/29 ........ 86 84,063
160,776
Entertainment — 0.4%
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 3,882 3,786,338
Financial Services — 0.2%
Acropolis Trade & Investments Ltd., 11.04%,
04/02/28 ....................... 899 899,000
Andiron Financing LLC, (1M Sofr FWD + 3.00%),
7.31%, 01/21/30
(a) (f)
................ 38 38,035
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 910 927,374
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... 88 87,281
1,951,690
Gas Utilities — 0.0%
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31 165 144,186
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
3.90% , 08/01/46 ................... 642 511,877
2.88% , 06/15/52 ................... 99 62,201
Norfolk Southern Corp.
3.40% , 11/01/49 ................... 86 60,339
3.05% , 05/15/50 ................... 217 141,879
Union Pacific Corp.
2.97% , 09/16/62 ................... 587 342,659
3.75% , 02/05/70 ................... 136 92,910
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ........ 75 73,753
1,285,618
Health Care Equipment & Supplies — 0.0%
Solventum Corp., 6.00%, 05/15/64 ........ 365 358,367
Health Care Providers & Services — 0.4%
CVS Health Corp., 5.13%, 07/20/45 ........ 332 289,451
Elevance Health, Inc.
3.60% , 03/15/51 ................... 409 289,909
4.55% , 05/15/52 ................... 108 88,803
HCA, Inc.
5.45% , 04/01/31 ................... 262 266,126
5.45% , 09/15/34 ................... 355 351,918
6.00% , 04/01/54 ................... 760 735,320
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.20% , 03/01/55 ................... USD 186 $ 184,671
6.10% , 04/01/64 ................... 647 625,186
LifePoint Health, Inc., 8.38%, 02/15/32
(b)
..... 45 45,309
Select Medical Corp., 6.25%, 12/01/32
(b)
..... 89 86,716
UnitedHealth Group, Inc., 5.63%, 07/15/54 ... 138 135,462
3,098,871
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(b)
...................... 92 85,866
Service Properties Trust
5.50% , 12/15/27 ................... 91 87,777
8.38% , 06/15/29 ................... 262 261,885
8.88% , 06/15/32 ................... 271 268,186
XHR LP, 4.88%, 06/01/29
(b)
............. 92 86,176
789,890
Hotels, Restaurants & Leisure — 0.2%
Grupo Posadas SAB de CV, 7.00%, 12/30/27
(c) (d)
55 51,276
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(d)
. 400 385,000
MGM China Holdings Ltd., 7.13%, 06/26/31
(d)
.. 700 714,875
MGM Resorts International, 6.50%, 04/15/32 .. 4 3,923
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 92 86,344
Studio City Co. Ltd., 7.00%, 02/15/27
(d)
...... 400 402,320
Wynn Macau Ltd., 5.63%, 08/26/28
(d)
....... 400 384,500
2,028,238
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
6.63% , 01/15/28 ................... 176 174,602
4.63% , 04/01/30 ................... 95 85,900
Beazer Homes USA, Inc., 7.25%, 10/15/29 ... 169 166,183
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
...................... 94 84,755
DR Horton, Inc.
5.00% , 10/15/34 ................... 505 492,146
5.50% , 10/15/35 ................... 69 69,371
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 83 86,501
7.00% , 11/15/32 ................... 96 90,787
Mattamy Group Corp.
(b)
5.25% , 12/15/27 ................... 89 86,461
4.63% , 03/01/30 ................... 93 85,604
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 80 82,106
1,504,416
Insurance — 0.0%
Ambac Assurance Corp., 5.10%
(b) (k)
........ 15 20,412
American International Group, Inc., 4.38%,
06/30/50 ....................... 76 63,032
Marsh & McLennan Cos., Inc.
2.90% , 12/15/51 ................... 156 97,984
6.25% , 11/01/52 ................... 18 19,362
5.45% , 03/15/54 ................... 122 118,445
319,235
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65% , 08/15/62 ................... 1,070 917,076
5.75% , 05/15/63 ................... 243 246,754
1,163,830
IT Services — 0.4%
Chile Newco, 5.00%, 01/31/32
(b) (d) (f)
........ 45 45,236
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 2,885 2,828,576
3.63% , 06/15/29 ................... 108 101,699
VeriSign, Inc., 5.25%, 06/01/32 .......... 150 151,322

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
WOM Mobile SA, 12.50%, 01/31/31
(b) (d) (f)
..... USD 11 $ 10,609
3,137,442
Machinery — 0.0%
Caterpillar, Inc., 3.25%, 09/19/49 ......... 213 149,655
Media — 0.4%
AMC Networks, Inc.
10.25% , 01/15/29
(b)
................. 101 104,661
4.25% , 02/15/29 ................... 109 81,767
4.25% , 02/15/29
(b) (l)
................. 84 73,962
Charter Communications Operating LLC
3.70% , 04/01/51 ................... 362 228,285
3.90% , 06/01/52 ................... 894 578,085
3.85% , 04/01/61 ................... 938 569,703
4.40% , 12/01/61 ................... 290 192,567
3.95% , 06/30/62 ................... 190 116,734
Comcast Corp.
2.65% , 08/15/62 ................... 663 348,367
2.99% , 11/01/63 ................... 77 43,777
Discovery Communications LLC, 4.90%,
03/11/26 ....................... 62 62,004
Paramount Global
3.70% , 10/04/26
(c)
.................. 180 176,139
2.90% , 01/15/27 ................... 46 44,505
3.38% , 02/15/28 ................... 117 112,379
4.38% , 03/15/43 ................... 137 101,473
5.85% , 09/01/43 ................... 157 137,471
5.25% , 04/01/44 ................... 60 48,261
4.90% , 08/15/44 ................... 46 35,576
4.60% , 01/15/45 ................... 134 100,388
3,156,104
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
5.50% , 05/02/33 ................... 280 280,787
4.75% , 03/16/52 ................... 217 180,828
Glencore Funding LLC
(b)
2.50% , 09/01/30 ................... 87 76,559
6.38% , 10/06/30 ................... 743 787,712
2.85% , 04/27/31 ................... 429 378,002
Mineral Resources Ltd.
(b)
9.25% , 10/01/28 ................... 81 80,991
8.50% , 05/01/30 ................... 19 18,377
Samarco Mineracao SA
(m)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... 70 68,295
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(d)
..................... 134 130,224
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(b)
...................... 200 206,000
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 9 8,848
2,216,623
Multi-Utilities — 0.1%
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 394 414,116
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 352 349,527
NiSource, Inc., 5.85%, 04/01/55 .......... 80 79,522
San Diego Gas & Electric Co.
Series RRR , 3.75% , 06/01/47 .......... 55 41,056
3.32% , 04/15/50 ................... 94 63,985
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.70% , 03/15/52 ................... USD 115 $ 82,902
1,031,108
Oil, Gas & Consumable Fuels — 5.8%
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................... 429 439,782
5.38% , 03/01/30 ................... 1,729 1,697,543
California Resources Corp., 8.25%, 06/15/29
(b)
. 85 86,383
Cameron LNG LLC, 3.40%, 01/15/38
(b)
...... 1,079 906,227
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 ....................... 1,202 961,837
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 1,683 1,578,360
3.25% , 01/31/32 ................... 176 154,887
5.75% , 08/15/34 ................... 626 634,862
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 1,667 1,686,312
Chevron USA, Inc., 2.34%, 08/12/50 ....... 120 69,344
Civitas Resources, Inc.
(b)
5.00% , 10/15/26 ................... 87 85,728
8.38% , 07/01/28 ................... 84 86,687
8.63% , 11/01/30 ................... 19 19,602
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 306 311,162
ConocoPhillips Co., 3.80%, 03/15/52 ....... 159 117,624
Continuum Energy Pte. Ltd., 12.85%, 09/11/27
(b) (f)
435 444,345
Crescent Energy Finance LLC, 7.38%,
01/15/33
(b)
...................... 19 18,320
Devon Energy Corp.
5.25% , 10/15/27 ................... 43 43,120
5.88% , 06/15/28 ................... 224 224,663
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 3,777 3,703,125
3.50% , 12/01/29 ................... 2,692 2,546,161
3.13% , 03/24/31 ................... 2,018 1,826,501
4.25% , 03/15/52 ................... 1,089 826,626
5.90% , 04/18/64 ................... 739 695,171
Eastern Energy Gas Holdings LLC
5.65% , 10/15/54 ................... 80 77,234
6.20% , 01/15/55 ................... 225 235,294
Energy Transfer LP
4.95% , 05/15/28 ................... 94 94,650
7.38% , 02/01/31
(b)
.................. 899 943,884
6.00% , 06/15/48 ................... 155 150,097
5.95% , 05/15/54 ................... 937 894,818
6.05% , 09/01/54 ................... 655 636,025
EQT Corp.
3.13% , 05/15/26
(b)
.................. 1,003 985,237
7.50% , 06/01/27
(b) (d)
................. 255 260,384
3.90% , 10/01/27 ................... 221 217,046
5.70% , 04/01/28 ................... 403 414,290
4.50% , 01/15/29
(b)
.................. 531 514,268
5.00% , 01/15/29 ................... 1,610 1,620,556
6.38% , 04/01/29
(b)
.................. 90 92,081
7.00% , 02/01/30
(c)
.................. 744 802,264
7.50% , 06/01/30
(b)
.................. 1,508 1,627,788
4.75% , 01/15/31
(b)
.................. 1,272 1,223,427
3.63% , 05/15/31
(b)
.................. 2,258 2,062,510
5.75% , 02/01/34 ................... 701 714,674
Expand Energy Corp.
5.38% , 02/01/29 ................... 656 653,262
5.88% , 02/01/29
(b)
.................. 125 124,779
6.75% , 04/15/29
(b)
.................. 408 413,120
5.38% , 03/15/30 ................... 429 425,863
4.75% , 02/01/32 ................... 1,044 987,460
5.70% , 01/15/35 ................... 1,758 1,764,297
Greenko Power II Ltd., 4.30%, 12/13/28
(d)
.... 418 384,935

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(d)
...................... USD 320 $ 314,800
Hess Corp., 7.30%, 08/15/31 ............ 191 216,163
India Green Power Holdings, 4.00%, 02/22/27
(d)
347 329,239
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
...................... 48 39,137
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28
(d)
400 393,480
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
29 29,826
NAK Naftogaz Ukraine, 7.13%, (7.13% Cash or
7.13% PIK), 07/19/26
(d) (m)
............. EUR 125 117,624
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... USD 938 821,406
Ovintiv, Inc., 7.10%, 07/15/53 ........... 131 138,386
Permian Resources Operating LLC
(b)
5.38% , 01/15/26 ................... 8 7,965
8.00% , 04/15/27 ................... 84 85,587
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 906 901,470
Pioneer Natural Resources Co., 2.15%, 01/15/31 101 87,995
Puma International Financing SA, 7.75%,
04/25/29
(d)
...................... 400 403,500
ReNew Pvt Ltd., 5.88%, 03/05/27
(d)
........ 700 688,359
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 1,308 1,319,271
5.00% , 03/15/27 ................... 419 420,901
4.50% , 05/15/30 ................... 764 749,950
5.90% , 09/15/37 ................... 680 700,323
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b) (m)
................. 48 11,957
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 83 85,433
SM Energy Co., 6.75%, 08/01/29
(b)
........ 10 9,851
South Bow USA Infrastructure Holdings LLC,
4.91%, 09/01/27
(b)
................. 48 48,020
Targa Resources Corp.
4.20% , 02/01/33 ................... 536 495,463
5.50% , 02/15/35 ................... 115 114,320
4.95% , 04/15/52 ................... 480 405,415
6.13% , 05/15/55 ................... 187 185,719
Targa Resources Partners LP
5.00% , 01/15/28 ................... 526 526,118
4.88% , 02/01/31 ................... 959 938,789
4.00% , 01/15/32 ................... 58 53,520
Venture Global LNG, Inc., 7.00%, 01/15/30
(b)
.. 19 18,719
Viper Energy, Inc.
(b)
5.38% , 11/01/27 ................... 2,306 2,284,611
7.38% , 11/01/31 ................... 1,104 1,153,875
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
64 62,272
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 87 84,579
51,728,658
Passenger Airlines — 0.1%
(b)
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(m)
............. 100 93,256
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26 ............ —
(e)
356
Gol Finance SA, (1-mo. CME Term SOFR +
10.50%), 14.82%, 04/29/25
(a)
.......... 43 44,228
Latam Airlines Group SA, 7.88%, 04/15/30 ... 30 29,798
Mileage Plus Holdings LLC, 6.50%, 06/20/27 .. 221 221,977
389,615
Pharmaceuticals — 0.0%
Pfizer, Inc.
4.00% , 12/15/36 ................... 95 86,527
2.70% , 05/28/50 ................... 237 146,453
232,980
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/25
(d) (g) (i)
.................... USD 200 $ 5,000
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (c)
..................... 85 86,990
Forestar Group, Inc., 5.00%, 03/01/28
(b)
..... 89 87,086
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
88 85,386
264,462
Residential REITs — 0.1%
Store Capital LLC, 5.40%, 04/30/30
(b)
....... 430 430,674
Semiconductors & Semiconductor Equipment — 0.5%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $576,782), 6.50%, 03/20/45
(f) (n)
...... 577 578,224
Broadcom, Inc.
5.15% , 11/15/31 ................... 303 307,282
5.20% , 04/15/32 ................... 535 542,865
3.47% , 04/15/34
(b)
.................. 415 365,306
4.80% , 10/15/34 ................... 295 287,973
3.14% , 11/15/35
(b)
.................. 914 757,573
Foundry JV Holdco LLC
(b)
6.10% , 01/25/36 ................... 472 483,230
6.20% , 01/25/37 ................... 400 412,256
Intel Corp.
3.05% , 08/12/51 ................... 108 63,500
5.05% , 08/05/62 ................... 196 159,436
NVIDIA Corp., 3.70%, 04/01/60 .......... 78 58,429
NXP BV, 2.50%, 05/11/31 .............. 130 113,243
Texas Instruments, Inc., 2.70%, 09/15/51 .... 184 113,700
4,243,017
Software — 0.9%
AppLovin Corp.
5.13% , 12/01/29 ................... 330 331,279
5.38% , 12/01/31 ................... 1,360 1,366,899
5.95% , 12/01/54 ................... 1,035 1,016,504
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 84 83,781
Oracle Corp.
3.60% , 04/01/50 ................... 495 343,911
3.95% , 03/25/51 ................... 320 235,029
4.38% , 05/15/55 ................... 744 579,802
6.00% , 08/03/55 ................... 523 522,334
3.85% , 04/01/60 ................... 439 301,653
6.13% , 08/03/65 ................... 3,033 3,028,825
7,810,017
Specialized REITs — 0.4%
American Tower Corp.
1.88% , 10/15/30 ................... 352 301,101
2.70% , 04/15/31 ................... 186 164,431
5.45% , 02/15/34 ................... 841 853,226
Crown Castle, Inc.
5.60% , 06/01/29 ................... 262 267,743
2.50% , 07/15/31 ................... 129 110,154
Equinix, Inc.
2.50% , 05/15/31 ................... 677 590,935
3.90% , 04/15/32 ................... 257 239,609
3.40% , 02/15/52 ................... 241 163,508
Extra Space Storage LP
3.90% , 04/01/29 ................... 45 43,438
4.00% , 06/15/29 ................... 142 137,302
5.50% , 07/01/30 ................... 399 409,110
2.40% , 10/15/31 ................... 494 420,327
3,700,884

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.0%
Home Depot, Inc. (The), 4.95%, 09/15/52 .... USD 79 $ 72,475
Lowe's Cos., Inc.
5.13% , 04/15/50 ................... 108 97,405
3.50% , 04/01/51 ................... 100 68,873
238,753
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
4.85% , 02/01/35 ................... 90 85,852
8.35% , 07/15/46 ................... 54 67,865
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(c)
...................... 132 135,496
289,213
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27
(b)
... 86 85,403
Tobacco — 0.6%
Altria Group, Inc.
5.63% , 02/06/35 ................... 82 82,739
3.40% , 02/04/41 ................... 915 671,045
4.50% , 05/02/43 ................... 181 149,811
3.88% , 09/16/46 ................... 348 254,929
6.20% , 02/14/59 ................... 200 200,353
BAT Capital Corp.
7.08% , 08/02/43 ................... 140 152,929
4.54% , 08/15/47 ................... 159 127,008
4.76% , 09/06/49 ................... 54 43,940
5.28% , 04/02/50 ................... 729 640,587
5.65% , 03/16/52 ................... 184 169,381
7.08% , 08/02/53 ................... 1,827 2,009,136
Reynolds American, Inc.
7.00% , 08/04/41 ................... 51 53,725
5.85% , 08/15/45 ................... 796 759,592
5,315,175
Wireless Telecommunication Services — 0.3%
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(b)
...................... 200 179,064
SoftBank Group Corp., 7.00%, 07/08/31
(d)
.... 750 769,850
Sprint LLC, 7.63%, 03/01/26 ............ 114 115,788
T-Mobile USA, Inc.
3.88% , 04/15/30 ................... 381 365,243
5.13% , 05/15/32 ................... 420 422,641
5.88% , 11/15/55 ................... 140 140,941
3.60% , 11/15/60 ................... 5 3,347
5.80% , 09/15/62 ................... 475 466,215
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (m)
........... 15 15,306
2,478,395
Total Corporate Bonds — 23 .2%
(Cost: $ 207,301,014 ) .............................. 206,587,504
Fixed Rate Loan Interests
Metals & Mining — 0.0%
Vedanta Holdings Mauritius II Ltd., 1st Lien Term
Loan , 18.00%
,
04/17/26
(f)
............. 151 156,998
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 150,960 ) ................................. 156,998
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Capital Markets — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 6.50%),
10.82%
,
08/16/29
(a) (f)
................ USD 93 $ 93,465
Financial Services — 0.0%
Al Mansart (Luxembourg) Bidco SCS, 1st Lien
Term Loan A , (6-mo. CME Term SOFR at
0.00% Floor + 6.75%), 10.50%
,
01/01/30
(a) (f)
. 51 52,055
Hotels, Restaurants & Leisure — 0.1%
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.80%
,
10/02/28
(a)
............ 473 419,788
Media — 0.0%
(a)
DirecTV Financing LLC, 1st Lien Term Loan B ,
02/17/31
(o)
....................... 187 178,202
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.82%
,
08/30/30 ........ 209 208,576
386,778
Oil, Gas & Consumable Fuels — 0.2%
(a)
CVR CHC LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
12/30/27 ................... 470 469,822
Northwind Midstream, 1st Lien Term Loan ,
02/01/32
(o)
....................... 921 902,580
1,372,402
Total Floating Rate Loan Interests — 0 .3%
(Cost: $ 2,356,376 ) ............................... 2,324,488
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
.............. 61 63,608
Colombia — 0.0%
Ecopetrol SA
7.75% , 02/01/32 ................... 54 52,866
8.88% , 01/13/33 ................... 9 9,268
62,134
Estonia — 0.0%
Eesti Energia A/S , (5-Year EURIBOR ICE Swap
Rate + 5.17%), 7.88%
(a) (d) (k)
............ EUR 100 113,819
Mexico — 0.1%
Petroleos Mexicanos
6.50% , 03/13/27 ................... USD 343 334,048
10.00% , 02/07/33 .................. 10 10,388
344,436
Morocco — 0.0%
OCP SA , 6.75%
,
05/02/34
(b)
.............. 200 205,250
Supranational — 0.7%
European Union
(d)
2.50% , 10/04/52 ................... EUR 505 419,818
Series NGEU , 3.00% , 03/04/53 ......... 6,377 5,866,829
6,286,647
Venezuela — 0.0%
Petroleos de Venezuela SA
(d)(g)(i)
6.00% , 11/15/26 ................... USD 50 6,870

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Venezuela (continued)
9.75% , 05/17/35 ................... USD 58 $ 9,139
16,009
Total Foreign Agency Obligations — 0 .8%
(Cost: $ 7,449,878 ) ............................... 7,091,903
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 ................... 11 8,234
4.12% , 07/09/35
(c)
.................. 22 13,666
5.00% , 01/09/38
(c)
.................. 13 8,817
3.50% , 07/09/41
(c)
.................. 22 12,506
43,223
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (d)
.... EUR 1,805 1,730,105
Brazil — 0.3%
Federative Republic of Brazil
10.00% , 01/01/29 .................. BRL 6 947,466
10.00% , 01/01/35 .................. 10 1,285,157
2,232,623
Chile — 0.0%
Republic of Chile , 3.75%
,
01/14/32 ......... EUR 100 107,914
Colombia — 0.1%
Republic of Colombia
5.75% , 11/03/27 ................... COP 608,500 131,773
6.00% , 04/28/28 ................... 874,400 185,499
7.75% , 09/18/30 ................... 1,167,000 239,026
8.00% , 04/20/33 ................... USD 200 206,450
8.00% , 11/14/35 ................... 200 201,400
964,148
Czech Republic — 0.1%
Czech Republic
2.75% , 07/23/29 ................... CZK 4,910 204,396
5.00% , 09/30/30 ................... 2,070 94,662
4.20% , 12/04/36
(d)
.................. 2,130 90,655
389,713
Dominican Republic — 0.0%
Dominican Republic Government Bond , 4.88%
,
09/23/32
(b)
....................... USD 100 91,087
Ecuador — 0.0%
Republic of Ecuador
(c)(d)
5.50% , 07/31/35 ................... 31 15,079
5.00% , 07/31/40 ................... 43 18,959
34,038
Egypt — 0.0%
Arab Republic of Egypt , 24.46%
,
10/01/27 .... EGP 1,093 22,189
Egypt Government Bond , 21.38%
,
02/04/28 ... 1,700 33,153
55,342
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe ,
2.50%
,
08/15/54
(d)
.................. EUR 1,506 1,446,102
Ghana — 0.0%
Republic of Ghana , 5.00%
,
07/03/35
(b) (c)
...... USD 47 33,357
Hungary — 0.0%
Hungary Government Bond
(d)
4.00% , 07/25/29 ................... EUR 250 274,623
Security
Par (000)
Par (000) Value
Hungary (continued)
5.38% , 09/12/33 ................... EUR 14 $ 15,767
290,390
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 ................... USD 390 356,460
6.75% , 07/15/35 ................... IDR 1,513,000 89,521
3.05% , 03/12/51 ................... USD 641 412,804
858,785
Israel — 0.1%
State of Israel Government Bond , 5.75%
,
03/12/54 ........................ 435 399,045
Ivory Coast — 0.0%
Republic of Cote d'Ivoire , 5.25%
,
03/22/30
(d)
... EUR 100 103,028
Japan — 0.2%
Japan Government Bond , 2.30%
,
12/20/54 ... JPY 331,100 2,123,684
Lebanon — 0.0%
Lebanese Republic
(d)(g)(i)
6.85% , 03/23/27 ................... USD 36 5,580
6.65% , 11/03/28 ................... 90 13,950
19,530
Mexico — 0.7%
United Mexican States
8.50% , 03/01/29 ................... MXN 14 66,692
2.66% , 05/24/31 ................... USD 1,158 976,345
3.50% , 02/12/34 ................... 1,123 921,421
6.35% , 02/09/35 ................... 2,120 2,123,180
6.88% , 05/13/37 ................... 1,473 1,509,825
7.75% , 11/13/42 ................... MXN 7 28,034
8.00% , 11/07/47 ................... 14 55,303
4.50% , 01/31/50 ................... USD 1,251 903,222
6,584,022
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................... 347 330,084
6.40% , 02/14/35 ................... 200 187,975
4.50% , 04/01/56 ................... 718 438,608
956,667
Peru — 0.1%
Republic of Peru
1.86% , 12/01/32 ................... 15 11,692
3.55% , 03/10/51 ................... 636 437,091
448,783
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................... 516 493,967
3.20% , 07/06/46 ................... 629 439,897
933,864
Poland — 0.1%
Republic of Poland
5.75% , 04/25/29 ................... PLN 1,640 429,606
4.75% , 07/25/29 ................... 818 206,993
2.75% , 10/25/29 ................... 851 197,915
2.00% , 08/25/36 ................... 168 38,118
872,632
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
30.00% , 09/12/29 .................. TRY 2,740 63,984

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
26.20% , 10/05/33 .................. TRY 3,126 $ 70,430
134,414
Romania — 0.0%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. USD 200 199,200
6.63% , 09/27/29
(d)
.................. EUR 39 45,054
5.88% , 07/11/32
(b)
.................. 10 10,732
6.25% , 09/10/34
(b)
.................. 10 10,716
265,702
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00%
,
01/18/53
(b)
.. USD 200 170,696
South Africa — 0.1%
Republic of South Africa
8.00% , 01/31/30 ................... ZAR 11,694 610,677
7.00% , 02/28/31 ................... 5,863 283,683
8.75% , 01/31/44 ................... 1,385 59,085
953,445
Sri Lanka — 0.0%
Sri Lanka Government Bond , 4.00%
,
04/15/28
(d)
USD 47 43,617
Ukraine — 0.0%
Ukraine Government Bond
1.75% , 02/01/29
(b) (c)
................. 44 28,498
0.00% , 02/01/30
(b) (c)
................. 3 1,339
0.00% , 02/01/34
(b) (c)
................. 8 3,082
1.75% , 02/01/34
(b) (c)
................. 19 10,190
1.75% , 02/01/34
(c) (d)
................. 41 21,709
0.00% , 02/01/35
(b) (c)
................. 7 3,648
1.75% , 02/01/35
(b) (c)
................. 12 6,002
1.75% , 02/01/36
(b) (c)
................. 8 3,943
1.75% , 02/01/36
(c) (d)
................. 42 21,730
0.00% , 08/01/41
(a) (d) (g) (i)
............... 35 25,200
125,341
United Kingdom — 0.4%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(d)
..... GBP 2,838 3,171,356
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... USD 179 178,579
5.10% , 06/18/50 ................... 534 494,552
5.25% , 09/10/60 ................... 9 8,208
681,339
Venezuela — 0.0%
Bolivarian Republic of Venezuela , 11.95%
,
08/05/31
(d) (g) (i)
..................... 67 13,541
Total Foreign Government Obligations — 3 .0%
(Cost: $ 28,567,216 ) ............................... 26,277,533
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(p)
........................ 14,408,518 137,169,089
Total Investment Companies — 15 .4%
(Cost: $ 144,284,000 ) .............................. 137,169,089
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... USD 400 $ 471,251
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 110 119,419
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 1,215 1,184,109
Series 2009 , GO , 7.55% , 04/01/39 ....... 65 78,644
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 75 64,509
1,917,932
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 52 57,087
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 955 951,976
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB , 4.15% , 02/01/33 620 607,777
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 317 380,990
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 ........... 195 213,339
New York City Municipal Water Finance Authority
Series 2010EE , RB , 6.01% , 06/15/42 ..... 105 109,883
Series 2011CC , RB , 5.88% , 06/15/44 ..... 155 158,674
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 60 60,402
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 .... 120 126,223
Series 2014-181 , RB , 4.96% , 08/01/46 .... 195 185,626
854,147
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 135 171,229
Texas — 0 .2%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... 215 221,068
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
......... 450 462,380
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 345 354,713
1,038,161
Total Municipal Bonds — 0 .7%
(Cost: $ 6,515,191 ) ............................... 5,979,299
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
A&D Mortgage Trust
(b)
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 121 120,903
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 100 100,645
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (c)
................. 197 196,755

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.78%, 06/25/35
(a)
...... USD 89 $ 77,240
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.64%,
02/25/36
(a)
..................... 12 10,705
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 47 21,701
Series 2006-15CB, Class A1, 6.50%, 06/25/36 8 3,454
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 6.37%, 11/25/46
(a)
......... 45 37,458
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
5.11%, 10/25/46
(a)
................ 105 77,510
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 07/25/46
(a)
................ 6 5,473
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.89%, 11/25/36
(a)
................ 54 46,427
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
4.93%, 07/25/46
(a)
................ 54 46,189
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 9 3,983
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 04/25/47
(a)
................ 11 10,437
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 5.58%,
10/25/46 ...................... 40 26,168
Series 2006-4, Class 1A12, (1-mo. CME Term
SOFR at 0.32% Floor + 0.32%), 4.64%,
10/25/46 ...................... 47 23,813
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 5.34%,
02/25/47 ...................... 49 17,170
Angel Oak Mortgage Trust
(b)(c)
Series 2023-7, Class A1, 4.80%, 11/25/67 .. 241 237,431
Series 2024-10, Class A1, 5.35%, 10/25/69 . 99 98,448
Series 2024-11, Class A1, 5.70%, 08/25/69 . 163 163,258
Series 2025-1, Class A1, 5.69%, 01/25/70 .. 420 420,821
Series 2025-2, Class A1, 5.64%, 02/25/70 .. 318 319,567
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.79%, 07/31/57
(a) (b)
............. 279 104,495
Banc of America Funding Corp., Series 2015-R3,
Class 1A2, 2.75%, 03/27/36
(a) (b)
......... 93 78,916
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 . 116 40,274
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 28 27,704
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 4.71%, 08/25/36 ........... 9 9,083
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.77%, 03/25/37 ........... 62 58,542
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.57%, 03/25/37 ....... 8 7,255
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.83%, 09/25/47 ....... USD 26 $ 24,475
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 4.64%, 06/25/37 ....... 9 8,138
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 8.00%,
09/25/63
(a)
..................... 151 152,220
Series 2025-NQM2, Class A1, 5.68%,
11/25/64
(c)
..................... 407 408,739
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (c)
................. 173 175,359
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (c)
...................... 133 130,294
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 650 263,168
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36 . 12 5,339
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.60%,
04/25/46
(a)
..................... 128 35,112
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.83%, 04/25/46
(a)
................ 12 11,604
Series 2007-15, Class 2A2, 6.50%, 09/25/37 172 61,937
Series 2007-9, Class A1, 5.75%, 07/25/37 .. 57 26,797
Series 2007-9, Class A11, 5.75%, 07/25/37 . 31 14,642
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 . 29 27,064
Series 2008-2, Class 1A1, 6.50%, 06/25/38 . 44 36,644
COLT Mortgage Loan Trust, Series 2024-6, Class
A1, 5.39%, 11/25/69
(b) (c)
.............. 103 103,031
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
....................... 281 110,700
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(c)
..................... 105 106,354
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
259 259,944
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
1,028 1,031,555
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
173 173,470
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.78%, 11/25/35
(a)
... 41 8,652
CSMC Trust
(a)(b)
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 168 161,755
Series 2022-NQM6, Class PT, 8.68%,
12/25/67 ...................... 248 250,216
Deephaven Residential Mortgage Trust, Series
2024-1, Class A1, 5.74%, 07/25/69
(b) (c)
..... 111 110,764
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.77%,
08/25/47
(a)
....................... 83 74,677
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
....................... 6 5,319
Edenbrook Mortgage Funding plc, Series 2024-1,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.95%), 6.41%, 03/22/57
(a) (d)
. GBP 99 128,570

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Ellington Financial Mortgage Trust
(b)(c)
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69 ...................... USD 193 $ 193,807
Series 2025-INV1, Class A1, 5.63%, 03/25/70 259 259,152
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b) (f)
.............. 97 95,080
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.64%, 03/25/36
(a)
.................. 11 10,655
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.78%, 01/25/35 ................. 26 22,893
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.78%, 03/25/35 ................. 30 27,606
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 4.78%, 01/25/36 ....... 24 19,603
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... 1 1,806
HarborView Mortgage Loan Trust, Series 2007-4,
Class 2A2, (1-mo. CME Term SOFR at 0.00%
Floor and 10.00% Cap + 0.61%), 4.68%,
07/19/47
(a)
....................... 73 68,374
Homes Trust, Series 2024-NQM2, Class A1,
5.72%, 10/25/69
(b) (c)
................. 642 643,881
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
..... 86 85,170
Impac Secured Assets Trust, Series 2006-3,
Class A1, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.77%, 11/25/36
(a)
....... 42 38,350
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 4.03%,
09/25/37 ...................... 62 40,464
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.91%, 08/25/37 ................. 68 62,187
J.P. Morgan Mortgage Trust
(a)(b)
Series 2024-VIS1, Class B2, 8.08%, 07/25/64 150 148,757
Series 2024-VIS2, Class B1, 7.73%, 11/25/64 133 134,687
Series 2025-VIS1, Class M1, 6.41%, 08/25/55 250 250,325
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 3.89%, 08/25/37
(a) (b)
.......... 14 4,406
Merrill Lynch Alternative Note Asset Trust, Series
2007-OAR2, Class A2, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.85%,
04/25/37
(a)
....................... 77 64,142
MFA Trust, Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(b) (c)
...................... 235 235,303
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.94%, 04/28/62
(a) (d)
................. EUR 100 107,792
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2025-NQM1, Class A1, 5.74%,
11/25/69 ...................... USD 375 376,359
Series 2025-NQM1, Class M1, 6.50%,
11/25/69 ...................... 440 443,455
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, 5.30%, 04/16/36
(a) (b)
.. 139 135,311
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
27 25,973
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-NQM3, Class B1, 7.17%,
11/25/64
(a)
..................... USD 170 $ 167,806
Series 2025-NQM1, Class A1, 0.00%,
01/25/65
(c)
..................... 244 246,315
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 100 101,252
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 5.27%,
06/25/37
(a)
....................... 8 7,052
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................. 97 96,388
OBX Trust, Series 2025-NQM3, Class A1, 5.65%,
12/01/64
(b) (c)
...................... 241 241,322
PRKCM Trust, Series 2023-AFC1, Class B1,
7.39%, 02/25/58
(a) (b)
................. 498 499,259
PRPM LLC, Series 2022-1, Class A1, 6.72%,
02/25/27
(b) (c)
...................... 632 631,856
PRPM Trust
(b)
Series 2024-NQM1, Class B1, 7.50%,
12/25/68
(a)
..................... 148 148,878
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
..................... 218 218,690
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 100 101,469
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a) (b)
.......... 100 101,214
RALI Trust, Series 2007-QH9, Class A1, 6.19%,
11/25/37
(a)
....................... 19 16,194
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (c)
............. 109 108,822
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.83%,
09/25/35
(a) (b)
...................... 2 1,576
RFMSI Trust, Series 2006-SA4, Class 2A1,
5.69%, 11/25/36
(a)
.................. 45 37,620
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 4.12%, 04/25/36
(a)
. 35 18,264
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.81%, 06/25/36 ....... 50 43,638
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 4.85%, 05/25/46 ....... 28 19,543
Toorak Mortgage Trust, Series 2024-2, Class A1,
6.33%, 10/25/31
(b) (c)
................. 100 100,108
Verus Securitization Trust
(a)(b)
Series 2023-2, Class B1, 7.49%, 03/25/68 .. 289 288,915
Series 2023-3, Class B1, 7.78%, 03/25/68 .. 100 100,199
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 31 28,625
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(c)
21 17,942
13,136,849
Commercial Mortgage-Backed Securities — 2.5%
2023-MIC Trust, Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................. 70 76,131
245 Park Avenue Trust, Series 2017-245P, Class
E, 3.66%, 06/05/37
(a) (b)
............... 200 184,604
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 6.16%,
09/15/34 ...................... 100 96,500

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-280P, Class E, (1-mo. CME Term
SOFR at 2.37% Floor + 2.42%), 6.74%,
09/15/34 ...................... USD 137 $ 131,911
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.59%, 04/15/35
(a) (b)
...... 19 18,810
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.05%, 11/10/29 350 349,659
Series 2024-ATRM, Class E, 8.60%, 11/10/29 72 74,719
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%, 12/10/41 1,240 1,257,527
Series 2024-MAR, Class B, 6.39%, 12/10/41 223 230,993
Series 2024-MAR, Class C, 7.01%, 12/10/41 546 564,124
BANK5
Series 2024-5YR10, Class A3, 5.30%,
10/15/57 ...................... 81 82,306
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ...................... 117 121,764
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
01/25/36 ...................... 19 18,049
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 5.11%,
01/25/36 ...................... 14 13,197
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.97%,
04/25/36 ...................... 5 4,303
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.81%,
10/25/36 ...................... 6 5,737
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
10/25/36 ...................... 5 4,790
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.52%), 4.84%,
07/25/37 ...................... 13 12,405
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.11%,
09/25/37 ...................... 58 56,885
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 5.24%, 03/15/37
(a) (b)
...... 35 33,166
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 39 37,635
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
11/15/41 ...................... 160 159,800
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.96%,
11/15/41 ...................... 104 104,073
BHMS, Series 2018-ATLS, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%), 5.87%,
07/15/35
(a) (b)
...................... 140 139,886
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.66%, 03/15/41
(a) (b)
. 95 94,705
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.24%, 08/15/41
(a) (b)
. 100 100,435
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 4.87%, 11/05/39
(a) (b)
...... 100 100,189
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 101 105,356
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... USD 30 $ 30,203
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
................ 105 95,330
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.08%,
12/09/40 ...................... 90 90,217
Series 2023-XL3, Class D, (1-mo. CME Term
SOFR at 3.59% Floor + 3.59%), 7.91%,
12/09/40 ...................... 124 123,715
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
08/15/39 ...................... 118 118,000
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.61%, 12/15/39 ................. 216 215,135
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.96%, 05/15/41 ................. 675 674,350
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.66%, 11/15/41 . CAD 60 41,078
BX Trust, Series 2025-VLT6, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.76%, 03/15/42
(a) (b)
................. USD 1,328 1,321,360
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 60 53,592
Series 2017-CC, Class E, 3.55%, 08/13/37 . 110 93,184
Series 2017-GM, Class D, 3.42%, 06/13/39 . 200 188,896
Series 2017-GM, Class E, 3.42%, 06/13/39 . 50 46,502
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.21%,
07/15/41
(a) (b)
...................... 311 311,000
CAMB Commercial Mortgage Trust, Series 2019-
LIFE, Class D, (1-mo. CME Term SOFR at
1.75% Floor + 2.05%), 6.37%, 12/15/37
(a) (b)
. 100 99,812
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 5.03%,
05/22/34
(a) (b)
...................... EUR 357 385,953
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 02/10/50 ................... USD 30 28,616
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ...... 10 9,917
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a) (b)
...................... 126 116,251
Commercial Mortgage Trust
(a)(b)
Series 2016-667M, Class D, 3.18%, 10/10/36 100 70,239
Series 2024-CBM, Class A2, 5.87%, 12/10/41 160 163,275
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.00%), 5.32%,
12/15/30
(a)
..................... 60 59,595
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 89,223
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.76%, 11/10/41
(a) (b)
...... 370 363,062
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 848 852,527
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.77%,
12/15/39 ...................... 425 424,603
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.97%, 12/15/39 ................. 155 154,931

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.13%, 08/15/39
(a) (b)
................. USD 573 $ 574,063
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%, 05/10/34 85 73,495
Series 2023-SHIP, Class E, 7.43%, 09/10/38
(a)
64 64,674
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class C, (1-mo. CME Term SOFR at
2.44% Floor + 2.44%), 6.76%, 05/15/37
(a) (b)
. 406 404,985
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
....................... 70 54,878
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 11/15/41
(a) (b)
........... 220 219,450
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2024-IGLG, Class A, 5.17%, 11/09/39 360 361,570
Series 2024-IGLG, Class D, 6.48%, 11/09/39 100 99,854
Series 2024-IGLG, Class E, 7.25%, 11/09/39 305 304,471
Series 2024-IGLG, Class F, 8.22%, 11/09/39 261 261,132
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 12/15/39
(a) (b)
. 650 649,187
Last Mile Logistics Pan Euro Finance DAC,
Series 1X, Class E, (3-mo. EURIBOR at
2.70% Floor + 2.70%), 5.26%, 08/17/33
(a) (d)
. EUR 115 122,870
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.91%, 08/17/31
(a) (d)
........... 203 219,050
MCR Mortgage Trust, Series 2024-HF1, Class
A, (1-mo. CME Term SOFR at 1.79% Floor +
1.79%), 6.11%, 12/15/41
(a) (b)
........... USD 138 138,345
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.31%, 08/15/29
(a) (b)
................. 100 100,356
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
........... 190 144,804
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.81%, 12/15/39
(a) (b)
................. 630 629,606
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.59%,
08/19/35
(a) (b)
...................... 122 121,823
ROCK Trust
(b)
Series 2024-CNTR, Class A, 5.39%, 11/13/41 113 113,862
Series 2024-CNTR, Class E, 8.82%, 11/13/41 213 224,487
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 11/15/34 ................. 150 150,138
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
8.51%, 11/15/34 ................. 151 150,458
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
9.51%, 11/15/34 ................. 125 124,553
Taurus UK DAC
(a)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 6.46%, 02/18/35
(d)
.......... GBP 100 129,222
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.96%, 02/18/35
(d)
........... 106 136,975
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 7.66%, 02/18/35
(d)
.......... 218 281,702
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.56%, 12/15/39
(a) (b)
. USD 439 $ 437,903
TTAN MHC
(a)(b)
Series 2021-MHC, Class E, (1-mo. CME Term
SOFR at 2.40% Floor + 2.51%), 6.83%,
03/15/38 ...................... 442 440,819
Series 2021-MHC, Class F, (1-mo. CME Term
SOFR at 2.90% Floor + 3.01%), 7.33%,
03/15/38 ...................... 229 228,459
UK Logistics DAC
(a)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
6.13%, 05/17/34
(d)
................ GBP 100 129,435
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
7.63%, 02/17/35
(d)
................ 100 130,031
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36 USD 640 625,107
Series 2024-GCS, Class D, 6.22%, 07/10/36 1,450 1,356,005
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 110 110,741
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 .. 52 47,721
Series 2017-2, Class M4, 5.00%, 11/25/47 .. 26 23,617
Series 2024-1, Class A, 6.55%, 01/25/54 ... 154 155,776
Series 2024-5, Class A, 5.49%, 10/25/54 ... 94 93,171
Series 2024-5, Class M3, 6.76%, 10/25/54 .. 99 97,486
Series 2024-6, Class M2, 6.55%, 12/25/54 .. 99 98,328
Series 2024-6, Class M3, 6.92%, 12/25/54 .. 182 181,349
Series 2024-6, Class M4, 9.67%, 12/25/54 .. 99 98,924
Series 2025-1, Class M1, 6.68%, 02/25/55 .. 898 901,234
Series 2025-1, Class M3, 7.33%, 02/25/55 .. 106 106,254
Wells Fargo Commercial Mortgage Trust, Series
2024-5C2, Class A3, 5.92%, 11/15/57
(a)
.... 160 166,608
21,685,203
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
....................... 15,000 16,471
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.58%, 02/15/50 ................... 1,000 9,605
BBCMS Trust, Series 2015-SRCH, Class XA,
0.85%, 08/10/35
(b)
.................. 889 13,607
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.62%, 01/15/52 . 4,445 80,501
Series 2019-B9, Class XA, 1.01%, 03/15/52 . 970 31,081
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.70%, 05/10/58 ..... 170 992
Commercial Mortgage Trust, Series 2015-CR25,
Class XA, 0.78%, 08/10/48 ............ 159 21
CSAIL Commercial Mortgage Trust, Series 2017-
CX10, Class XB, 0.23%, 11/15/50 ....... 1,430 9,454
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 900 7,560
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.40%, 09/15/47 77 1
Series 2014-C23, Class XA, 0.28%, 09/15/47 151 1
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
1,800 17,396
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.19%, 12/15/47 130 1,479

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class XD, 1.30%, 10/15/48 USD 120 $ 555
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.59%,
03/15/49
(b)
..................... 1,000 12,026
Series 2017-H1, Class XD, 2.14%, 06/15/50
(b)
110 4,515
Series 2019-L2, Class XA, 1.00%, 03/15/52 . 349 11,217
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 1,562 4,874
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 ...................... 312 817
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.24%, 08/15/49
(b)
.. 1,000 13,720
235,893
Total Non-Agency Mortgage-Backed Securities — 4 .0%
(Cost: $ 35,742,410 ) ............................... 35,057,945
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
(f)(g)(i)
Lehman Brothers Holdings, Inc. ........... 1,025 —
Lehman Brothers Holdings, Inc., Capital Trust VII 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(l)
........ 2 101,711
Electric Utilities — 0.0%
Edison International , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00%
(a) (k)
........... 80 72,275
Total Preferred Securities — 0.0%
(Cost: $ 156,174 ) ................................. 173,986
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.0%
(a)
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-1 , Class BX ,
3.90% , 05/25/57 ................... 18 7,556
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 01/25/55 ........... 2,705 2,715,590
Series 5515 , Class FM , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 ........... 409 410,626
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.74% , 03/25/55 ........... 6,431 6,454,000
Series 5518 , Class FC , (SOFR 30 day
Average at 1.32% Floor and 6.50% Cap +
1.32%), 5.66% , 03/25/55 ........... 2,613 2,620,479
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes
Series 2025-9 , Class FG , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 ........... USD 875 $ 878,630
Series 2025-12 , Class GF , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 ........... 852 855,330
Series 2025-13 , Class FB , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 03/25/55 ........... 2,886 2,891,869
Series 2025-21 , Class FB , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 07/25/53 ........... 702 703,741
17,537,821
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.02% , 11/25/32
(a)
.................. 90 87,374
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 1,186 204,619
Series 2021-78 , Class IP , 3.00% , 05/20/51 .. 1,468 247,492
Series 2021-83 , Class PI , 3.00% , 05/20/51 . 1,252 212,654
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 1,445 247,589
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 982 166,075
Series 2022-85 , Class IK , 3.00% , 05/20/51 . 933 160,241
1,238,670
Mortgage-Backed Securities — 45.0%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 148 142,303
3.00% , 09/01/27 - 12/01/46 ............ 641 583,599
3.50% , 02/01/31 - 01/01/48 ............ 1,207 1,139,631
4.00% , 08/01/40 - 12/01/45 ............ 102 98,351
4.50% , 02/01/39 - 04/01/49 ............ 1,867 1,825,432
5.00% , 10/01/41 - 11/01/48 ............ 78 78,224
5.50% , 02/01/35 - 06/01/41 ............ 69 69,985
Federal National Mortgage Association
4.00% , 01/01/41 ................... 6 5,414
6.00% , 07/01/39 ................... 54 56,109
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 4,176 3,416,705
2.00% , 04/15/55
(r)
.................. 5,825 4,763,118
2.50% , 04/20/51 - 01/20/53 ............ 6,408 5,468,445
2.50% , 04/15/55
(r)
.................. 3,655 3,117,138
3.00% , 02/15/45 - 01/20/52 ............ 4,322 3,833,973
3.00% , 04/15/55
(r)
.................. 2,880 2,550,602
3.50% , 01/15/42 - 11/20/46 ............ 2,893 2,685,321
3.50% , 04/15/55 - 05/15/55
(r)
........... 4,082 3,728,771
4.00% , 04/20/39 - 12/20/52 ............ 2,260 2,127,146
4.00% , 04/15/55
(r)
.................. 1,615 1,511,714
4.50% , 12/20/39 - 07/20/49 ............ 566 551,655
4.50% , 04/15/55
(r)
.................. 3,680 3,530,500
5.00% , 12/15/38 - 07/20/44 ............ 49 49,225
5.00% , 04/15/55
(r)
.................. 5,116 5,031,801
5.50% , 04/15/55
(r)
.................. 5,432 5,443,164
6.00% , 04/15/55
(r)
.................. 3,627 3,681,010
6.50% , 04/15/55
(r)
.................. 2,066 2,114,856
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 11,464 9,423,507
1.50% , 04/25/40
(r)
.................. 179 157,036
2.00% , 10/01/31 - 03/01/52 ............ 39,593 32,577,471
2.00% , 04/25/40 - 04/25/55
(r)
........... 3,696 3,044,932
2.00% , 05/01/51
(s)
.................. 10,509 8,378,630

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% , 09/01/27 - 04/01/52 ............ USD 34,329 $ 29,205,323
2.50% , 04/25/40
(r)
.................. 1,030 952,786
3.00% , 04/01/28 - 08/01/52 ............ 14,788 13,188,551
3.00% , 04/25/40 - 04/25/55
(r)
........... 4,846 4,222,127
3.50% , 03/01/29 - 01/01/51 ............ 9,108 8,333,654
3.50% , 04/25/40 - 04/25/55
(r)
........... 2,646 2,389,593
4.00% , 08/01/31 - 06/01/52 ............ 8,294 7,845,258
4.00% , 04/25/40 - 04/25/55
(r)
........... 2,542 2,383,596
4.50% , 07/01/25 - 08/01/52 ............ 5,924 5,778,521
4.50% , 04/25/40 - 05/25/55
(r)
........... 35,812 34,290,136
5.00% , 02/01/35 - 11/01/53 ............ 7,476 7,378,242
5.00% , 04/25/55 - 05/25/55
(r)
........... 9,903 9,705,451
5.50% , 02/01/35 - 08/01/53 ............ 9,108 9,144,994
5.50% , 04/25/55
(r)
.................. 56,228 56,153,256
6.00% , 04/01/35 - 09/01/54 ............ 8,738 8,943,863
6.00% , 04/25/55 - 06/25/55
(r)
........... 53,352 54,176,197
6.50% , 05/01/40 - 07/01/54 ............ 5,216 5,405,310
6.50% , 04/25/55 - 06/25/55
(r)
........... 28,625 29,502,108
400,184,734
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (j)
........... 110 16,001
Total U.S. Government Sponsored Agency Securities — 47 .1%
(Cost: $ 431,971,794 ) .............................. 419,064,600
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 08/15/54 ............ 1,013 980,004
4.50% , 08/15/39 ................... 787 794,800
4.38% , 11/15/39 - 05/15/41 ............ 1,181 1,165,447
4.63% , 02/15/40 - 02/15/55 ............ 4,412 4,439,972
1.13% , 05/15/40 - 08/15/40 ............ 3,340 2,103,287
3.88% , 08/15/40 - 02/15/43 ............ 3,673 3,368,961
1.38% , 11/15/40 - 08/15/50 ............ 3,270 1,900,551
1.88% , 02/15/41 - 11/15/51 ............ 4,302 2,637,905
4.75% , 02/15/41 - 11/15/53 ............ 4,417 4,520,244
2.38% , 02/15/42 - 05/15/51 ............ 4,077 2,777,527
3.00% , 05/15/42 - 08/15/52 ............ 11,359 8,644,346
3.13% , 02/15/43 - 05/15/48 ............ 3,733 2,972,567
3.63% , 08/15/43 - 05/15/53 ............ 8,131 6,927,034
3.75% , 11/15/43 ................... 2,133 1,904,369
4.13% , 08/15/44 - 08/15/53 ............ 2,962 2,765,747
2.50% , 02/15/45 ................... 4,241 3,057,662
2.75% , 11/15/47 ................... 4,241 3,093,611
2.88% , 05/15/49 ................... 1,688 1,244,175
2.25% , 08/15/49 - 02/15/52 ............ 3,782 2,437,581
1.63% , 11/15/50 ................... 1,536 835,991
2.00% , 08/15/51 ................... 1,600 952,875
U.S. Treasury Notes
4.63% , 03/15/26 - 02/15/35 ............ 12,641 12,936,646
4.88% , 04/30/26 - 10/31/30 ............ 5,791 5,972,566
0.75% , 05/31/26 ................... 4,082 3,930,839
4.50% , 07/15/26 - 12/31/31 ............ 6,585 6,680,634
0.63% , 07/31/26 ................... 4,195 4,013,572
3.75% , 08/31/26 - 05/31/30 ............ 10,143 10,075,954
2.00% , 11/15/26 ................... 1,145 1,110,292
4.38% , 12/15/26 - 01/31/32 ............ 15,481 15,705,723
4.00% , 01/15/27 - 02/15/34 ............ 8,662 8,641,496
1.50% , 01/31/27 - 02/15/30 ............ 9,269 8,814,894
1.88% , 02/28/27 - 02/15/32 ............ 5,378 5,164,485
4.25% , 03/15/27 - 06/30/31 ............ 5,763 5,816,219
2.38% , 05/15/27 - 03/31/29 ............ 3,179 3,029,255
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.50% , 05/31/27 - 08/31/27 ............ USD 6,916 $ 6,397,479
2.25% , 08/15/27 ................... 3,228 3,108,841
0.38% , 09/30/27 ................... 1,674 1,534,783
4.13% , 10/31/27 - 10/31/29 ............ 11,237 11,315,268
3.88% , 11/30/27 ................... 6,058 6,054,897
1.25% , 03/31/28 - 09/30/28 ............ 9,963 9,157,300
3.63% , 03/31/28 - 09/30/31 ............ 6,924 6,821,068
1.13% , 08/31/28 ................... 1,981 1,806,579
1.75% , 01/31/29 ................... 62 57,260
2.88% , 04/30/29 - 05/15/32 ............ 3,632 3,465,431
3.25% , 06/30/29 ................... 2,310 2,248,251
3.50% , 01/31/30 ................... 4,228 4,144,431
Total U.S. Treasury Obligations — 23 .3%
(Cost: $ 217,213,736 ) .............................. 207,528,819
Total Long-Term Investments — 122.6%
(Cost: $ 1,125,541,309 ) ............................ 1,090,295,351
Short-Term Securities
Foreign Government Obligations — 0.0%
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(t)
26.05% , 11/18/25 .................. EGP 1,600 27,135
25.66% , 12/16/25 .................. 2,500 41,383
68,518
Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills ,
28.27%
,
12/11/25
(t)
.................. NGN 175,100 99,722
Total Foreign Government Obligations — 0.0%
(Cost: $ 165,428 ) ................................. 168,240
Shares
Shares
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(p) (u)
................... 14,694,731 14,694,731
Total Money Market Funds — 1 .7%
(Cost: $ 14,694,731 ) ............................... 14,694,731
Total Short-Term Securities — 1.7%
(Cost: $ 14,860,159 ) ............................... 14,862,971
Total Options Purchased — 0.0%
( Cost: $ 1,588,619 ) ............................... 1,025,742
Total Investments Before Options Written and TBA Sale
Commitments — 124 .3%
(Cost: $ 1,141,990,087 ) ............................ 1,106,184,064
Total Options Written — (0.0) %
(Premium Received — $ (401,113) ) .................... (81,686)
Par (000)
Pa r (000)
TBA Sale Commitments
(r)
Mortgage-Backed Securities — ( 11 .9 ) %
Government National Mortgage Association
2.00% , 04/15/55 ................... USD (108) (88,312)
2.50% , 04/15/55 ................... (95) (81,020)
3.50% , 04/15/55 ................... (1,324) (1,211,363)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00% , 04/15/55 ................... USD (67) $ (67,997)
6.50% , 04/15/55 ................... (77) (78,821)
Uniform Mortgage-Backed Securities
2.00% , 04/25/40 - 04/25/55 ............ (2,661) (2,125,603)
2.50% , 04/25/40 - 04/25/55 ............ (1,116) (930,545)
3.00% , 04/25/40 - 04/25/55 ............ (318) (276,598)
3.50% , 04/25/40 - 04/25/55 ............ (89) (80,380)
4.00% , 04/25/40 ................... (7) (6,820)
4.50% , 04/25/40 - 06/25/55 ............ (50,618) (48,393,409)
5.00% , 04/25/55 ................... (84) (82,337)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 04/25/55 ................... USD (91) $ (90,879)
6.50% , 04/25/55 - 06/25/55 ............ (46,256) (47,648,348)
6.00% , 06/25/55 ................... (4,900) (4,966,312)
Total TBA Sale Commitments — ( 11 .9 ) %
(Proceeds: $ (105,838,040) ) ......................... (106,128,744)
Total Investments Net of Options Written and TBA Sale
Commitments — 112 .4%
(Cost: $ 1,035,750,934 ) ............................ 999,973,634
Liabilities in Excess of Other Assets — (12.4) % ............ (110,514,065)
Net Assets — 100.0% ...............................
$ 889,459,569
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Rounds to less than 1,000.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Non-income producing security.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Zero-coupon bond.
(k)
Perpetual security with no stated maturity date.
(l)
Convertible security.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $578,224, representing 0.07% of its net assets as of period end, and an original cost of $576,782.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Represents or includes a TBA transaction.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 17,463,353 $ — $ (2,768,622)
(a)
$ — $ — $ 14,694,731 14,694,731 $ 218,967 $ —
BlackRock Allocation Target
Shares - BATS Series A .. 136,448,663 — — — 720,426 137,169,089 14,408,518 2,005,231 —
$ — $ 720,426 $ 151,863,820 $ 2,224,198 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 19 06/18/25 $ 2,117 $ 2,969
U.S. Treasury Long Bond ..................................................... 179 06/18/25 21,072 236,312
U.S. Treasury 2-Year Note .................................................... 615 06/30/25 127,454 159,836
U.S. Treasury 5-Year Note .................................................... 472 06/30/25 51,105 269,965
669,082
Short Contracts
Euro-Bobl ............................................................... 1 06/06/25 127 (98)
Euro-Bund .............................................................. 1 06/06/25 139 (1,576)
Euro-Buxl ............................................................... 19 06/06/25 2,450 98,569
U.S. Treasury 10-Year Ultra Note ............................................... 139 06/18/25 15,905 (106,190)
U.S. Treasury Ultra Bond ..................................................... 1 06/18/25 123 (12)
Canada 10-Year Bond ....................................................... 33 06/19/25 2,847 (47)
EURO STOXX 50 Index ..................................................... 9 06/20/25 508 15,956
Russell 2000 E-Mini Index .................................................... 2 06/20/25 203 3,384
9,986
$ 679,068
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 779,329 USD 133,000 Barclays Bank plc 04/02/25 $ 3,570
BRL 1,148,780 USD 199,000 Citibank NA 04/02/25 2,313
BRL 432,796 USD 75,400 JPMorgan Chase Bank NA 04/02/25 443
BRL 631,180 USD 110,000 Morgan Stanley & Co. International plc 04/02/25 608
USD 67,000 BRL 380,067 Goldman Sachs International 04/02/25 397
TRY 1,702,230 USD 44,019 Citibank NA 04/07/25 507
USD 92,845 IDR 1,517,587,397 Barclays Bank plc 04/08/25 1,693
PLN 651,724 USD 165,145 Morgan Stanley & Co. International plc 04/14/25 3,057
INR 9,522,785 USD 109,000 Citibank NA 04/16/25 2,288
INR 5,664,750 USD 65,000 JPMorgan Chase Bank NA 04/16/25 1,201
TRY 4,289,433 USD 108,740 HSBC Bank plc 04/21/25 1,344
TRY 2,096,106 USD 53,090 JPMorgan Chase Bank NA 04/21/25 704
AUD 107,000 USD 66,702 Bank of America NA 04/24/25 169
COP 349,287,680 GBP 64,000 Morgan Stanley & Co. International plc 04/24/25 609
EUR 153,000 GBP 128,157 HSBC Bank plc 04/24/25 96
EUR 62,000 USD 66,745 Barclays Bank plc 04/24/25 375
THB 4,514,951 USD 133,000 Standard Chartered Bank 04/24/25 288
USD 28,828 CLP 26,937,748 Bank of America NA 04/24/25 461
USD 16,172 CLP 15,102,222 BNP Paribas SA 04/24/25 268
USD 181,500 COP 760,664,685 HSBC Bank plc 04/24/25 144
USD 405,578 CZK 9,345,929 Morgan Stanley & Co. International plc 04/24/25 508
USD 480,384 EUR 443,167 ANZ Banking Group Ltd. 04/24/25 621
USD 66,000 MXN 1,344,486 Goldman Sachs International 04/24/25 499
USD 64,000 SGD 85,679 BNP Paribas SA 04/24/25 151
TRY 1,750,760 USD 44,000 Barclays Bank plc 04/30/25 386
BRL 1,447,040 USD 251,000 Goldman Sachs International 05/05/25 1,035
USD 37,557 TRY 1,458,481 Barclays Bank plc 05/07/25 902
USD 323,835 TRY 12,559,949 HSBC Bank plc 05/07/25 8,177
USD 134,527 TRY 5,217,396 UBS AG 05/07/25 3,402
USD 85,658 ZAR 1,569,225 Nomura International plc 05/14/25 360
USD 99,638 ZAR 1,812,621 UBS AG 05/14/25 1,110
EGP 2,331,903 USD 44,000 Societe Generale SA 05/27/25 845
TRY 452,760 USD 11,000 Barclays Bank plc 05/27/25 106
TRY 3,249,046 USD 78,889 State Street Bank and Trust Co. 05/27/25 807

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 91,349 IDR 1,517,587,397 Bank of America NA 05/28/25 $ 500
TRY 840,842 USD 20,447 Barclays Bank plc 06/02/25 29
USD 67,259 MXN 1,364,023 Morgan Stanley & Co. International plc 06/06/25 1,193
BRL 8,453,495 USD 1,423,099 UBS AG 06/18/25 34,094
USD 114,209 EUR 104,412 Bank of New York Mellon 06/18/25 814
USD 10,383,774 EUR 9,503,283 Deutsche Bank AG 06/18/25 62,863
USD 1,238,420 GBP 955,000 Bank of New York Mellon 06/18/25 4,888
USD 2,340,572 GBP 1,806,900 Natwest Markets plc 06/18/25 6,679
USD 537,128 GBP 415,000 State Street Bank and Trust Co. 06/18/25 1,091
USD 1,307,454 JPY 191,440,000 Barclays Bank plc 06/18/25 19,948
USD 855,767 JPY 125,780,000 Royal Bank of Canada 06/18/25 9,849
USD 301,481 JPY 44,311,000 Toronto Dominion Bank 06/18/25 3,473
NGN 28,909,650 USD 17,521 Morgan Stanley & Co. International plc 09/04/25 192
185,057
BRL 250,919 USD 44,000 Citibank NA 04/02/25 (29)
USD 102,000 BRL 594,149 Barclays Bank plc 04/02/25 (2,120)
USD 66,000 BRL 380,688 Citibank NA 04/02/25 (712)
USD 251,000 BRL 1,438,983 Goldman Sachs International 04/02/25 (1,168)
USD 70,111 BRL 432,796 JPMorgan Chase Bank NA 04/02/25 (5,731)
IDR 1,517,587,397 USD 91,586 Bank of America NA 04/08/25 (434)
PLN 252,293 USD 65,338 Deutsche Bank AG 04/14/25 (224)
USD 558,544 COP 2,355,546,402 Citibank NA 04/14/25 (3,803)
USD 1,071,545 PLN 4,301,411 UBS AG 04/14/25 (38,598)
USD 10,344 EUR 10,000 Barclays Bank plc 04/16/25 (476)
USD 10,777 EUR 9,970 Natwest Markets plc 04/16/25 (12)
USD 111,731 EUR 108,228 Societe Generale SA 04/16/25 (5,382)
USD 15,197 EUR 14,818 Toronto Dominion Bank 04/16/25 (838)
USD 83,000 INR 7,139,660 Bank of America NA 04/16/25 (438)
AUD 49,954 EUR 29,000 ANZ Banking Group Ltd. 04/24/25 (176)
AUD 85,500 USD 53,803 Toronto Dominion Bank 04/24/25 (369)
CAD 126,681 USD 88,600 Toronto Dominion Bank 04/24/25 (474)
CHF 58,873 USD 67,000 Credit Agricole Corporate & Investment Bank SA 04/24/25 (279)
CLP 96,485,455 USD 103,463 Citibank NA 04/24/25 (1,858)
CNY 2,550,032 USD 352,000 Bank of America NA 04/24/25 (434)
COP 276,375,000 USD 67,000 Societe Generale SA 04/24/25 (1,107)
COP 278,910,950 USD 67,000 Toronto Dominion Bank 04/24/25 (503)
CZK 6,731,143 USD 292,000 HSBC Bank plc 04/24/25 (260)
EUR 41,000 NOK 468,408 Bank of America NA 04/24/25 (137)
EUR 389,340 USD 421,918 Goldman Sachs International 04/24/25 (427)
GBP 197,000 USD 254,947 Credit Agricole Corporate & Investment Bank SA 04/24/25 (485)
HUF 60,423,324 USD 164,000 Natwest Markets plc 04/24/25 (1,984)
IDR 3,288,276,000 USD 199,000 Standard Chartered Bank 04/24/25 (1,819)
JPY 3,270,764 USD 21,900 Wells Fargo Bank NA 04/24/25 (40)
MXN 1,812,756 USD 89,000 Goldman Sachs International 04/24/25 (686)
MXN 8,332,555 USD 412,657 Natwest Markets plc 04/24/25 (6,709)
MYR 680,126 USD 154,000 Barclays Bank plc 04/24/25 (428)
PLN 125,693 EUR 30,000 Nomura International plc 04/24/25 (50)
PLN 143,031 USD 37,000 Nomura International plc 04/24/25 (99)
SGD 85,498 USD 64,000 Canadian Imperial Bank of Commerce 04/24/25 (286)
USD 44,000 CLP 42,064,000 Deutsche Bank AG 04/24/25 (296)
USD 44,000 COP 184,844,000 Deutsche Bank AG 04/24/25 (70)
USD 65,946 EUR 61,000 Goldman Sachs International 04/24/25 (91)
USD 9,000 INR 777,020 HSBC Bank plc 04/24/25 (74)
USD 113,000 THB 3,829,062 Barclays Bank plc 04/24/25 (39)
USD 111,000 ZAR 2,042,511 Citibank NA 04/24/25 (207)
ZAR 1,417,833 EUR 72,000 Wells Fargo Bank NA 04/24/25 (750)
ZAR 1,388,001 USD 76,400 Wells Fargo Bank NA 04/24/25 (829)
USD 44,000 BRL 255,179 Barclays Bank plc 05/05/25 (445)
USD 67,000 BRL 388,935 Citibank NA 05/05/25 (742)
TRY 4,912,843 USD 126,764 Barclays Bank plc 05/07/25 (3,294)
USD 44,844 EUR 42,928 Standard Chartered Bank 05/14/25 (1,681)
USD 733,299 ZAR 13,680,828 UBS AG 05/14/25 (10,348)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 9,049 MXN 192,175 State Street Bank and Trust Co. 06/06/25 $ (259)
USD 2,750,311 BRL 16,337,400 UBS AG 06/18/25 (65,891)
USD 1,391,703 GBP 1,079,000 Natwest Markets plc 06/18/25 (1,994)
USD 44,000 TRY 1,931,160 Barclays Bank plc 07/31/25 (226)
NGN 55,846,784 USD 35,168 Citibank NA 09/04/25 (950)
(166,761)
$ 18,296
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap ..... 0.40%
Goldman Sachs
International 08/19/25 USD 198,900 $ 143,729 $ 121,826 $ 21,903
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Standard Chartered Bank 04/30/25 INR 88.00 INR 88.00 USD 11 $ 287
USD Currency ............... One-Touch HSBC Bank plc 04/30/25 CNH 7.63 CNH 7.63 USD 22 53
USD Currency ............... One-Touch HSBC Bank plc 05/16/25 CAD 1.48 CAD 1.48 USD 7 749
AUD Currency ............... One-Touch UBS AG 06/16/25 USD 0.67 USD 0.67 AUD 21 903
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 220 506
USD Currency ............... One-Touch UBS AG 07/18/25 CAD 1.53 CAD 1.53 USD 11 618
USD Currency ............... One-Touch Standard Chartered Bank 08/29/25 TWD 34.60 TWD 34.60 USD 18 1,584
4,700
Put
USD Currency ............... One-Touch Bank of America NA 04/04/25 TRY 36.75 TRY 36.75 USD 6 1
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 11 5,732
EUR Currency ............... One-Touch HSBC Bank plc 04/16/25 USD 1.02 USD 1.02 EUR 21 69
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 160 293
EUR Currency ............... One-Touch BNP Paribas SA 04/30/25 USD 1.01 USD 1.01 EUR 11 38
USD Currency ............... Down and Out UBS AG 05/19/25 JPY 147.00 JPY 142.50 USD 132 277
USD Currency ............... Down and Out UBS AG 06/05/25 JPY 150.00 JPY 142.00 USD 264 2,227
EUR Currency ............... One-Touch Bank of America NA 06/06/25 CZK 24.50 CZK 24.50 EUR 21 1,952
USD Currency ............... Down and Out UBS AG 06/17/25 MXN 19.90 MXN 19.45 USD 133 144
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 223 946
11,679
$ 16,379
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 30-Year Bond .................... 1 04/25/25 USD 115.00 USD 100 $ 484

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Barclays Bank plc 04/02/25 BRL 6.00 USD 132 $ —
USD Currency ........................... Morgan Stanley & Co. International plc 04/02/25 BRL 6.15 USD 99 —
EUR Currency ........................... BNP Paribas SA 04/03/25 USD 1.07 EUR 211 2,558
AUD Currency ........................... Bank of America NA 04/08/25 USD 0.64 AUD 176 78
AUD Currency ........................... BNP Paribas SA 04/10/25 USD 0.64 AUD 12,947 4,927
USD Currency ........................... Citibank NA 04/14/25 MXN 21.00 USD 178 719
USD Currency ........................... Citibank NA 04/15/25 MXN 20.40 USD 67 974
USD Currency ........................... UBS AG 04/17/25 USD 1.47 USD 219 344
USD Currency ........................... Standard Chartered Bank 04/29/25 THB 34.30 USD 133 711
USD Currency ........................... JPMorgan Chase Bank NA 04/30/25 CNH 7.35 USD 220 244
EUR Currency ........................... BNP Paribas SA 05/05/25 USD 1.08 EUR 209 2,606
EUR Currency ........................... Barclays Bank plc 05/08/25 NOK 11.80 EUR 62 70
13,231
Put
USD Currency ........................... HSBC Bank plc 04/03/25 SGD 1.33 USD 224 15
USD Currency ........................... Morgan Stanley & Co. International plc 04/10/25 BRL 5.75 USD 133 1,492
USD Currency ........................... Bank of America NA 04/15/25 ZAR 18.18 USD 133 876
USD Currency ........................... Deutsche Bank AG 04/15/25 MXN 19.90 USD 67 103
EUR Currency ........................... Bank of America NA 04/16/25 USD 1.08 EUR 203 1,356
EUR Currency ........................... Goldman Sachs International 04/16/25 USD 1.01 EUR 11,093 209
EUR Currency ........................... Morgan Stanley & Co. International plc 04/16/25 USD 0.99 EUR 11,093 50
USD Currency ........................... Standard Chartered Bank 04/29/25 KRW 1,460.00 USD 111 652
EUR Currency ........................... Goldman Sachs International 05/08/25 NOK 11.55 EUR 123 2,286
EUR Currency ........................... JPMorgan Chase Bank NA 05/08/25 USD 1.01 EUR 123 24
EUR Currency ........................... UBS AG 05/08/25 USD 1.04 EUR 246 268
USD Currency ........................... Goldman Sachs International 05/29/25 TRY 40.00 USD 34 719
EUR Currency ........................... Barclays Bank plc 07/15/25 USD 1.02 EUR 308 578
EUR Currency ........................... UBS AG 07/15/25 USD 1.06 EUR 205 1,266
9,894
$ 23,125
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
iTraxx Europe
Crossover Index
Series 42.V2 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 EUR 300.00 EUR 471 $ 5,539
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3.74 % USD 136,910 $ 100,103
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs
International 05/16/25 3.74 USD 183,579 134,225
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4.34 USD 1,605 104,736
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4.35 USD 1,605 105,595
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4.00 USD 929 45,943

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3.93 % USD 2,717 $ 126,050
616,652
Put
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4.35 USD 1,605 39,541
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4.34 USD 1,605 39,930
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4.00 USD 929 34,142
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3.93 USD 2,717 106,221
219,834
$ 836,486
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap .... 0.80 % Goldman Sachs International 08/19/25 USD 198,900 $ (29,233) $ (27,548) $ (1,685)
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 6 $ (2,866)
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 6 (2,866)
$ (5,732)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10-Year Note ...................... 1 04/25/25 USD 111.50 USD 100 $ (641)
United States Steel Corp. ....................... 28 05/16/25 USD 45.00 USD 118 (9,450)
(10,091)
Put
U.S. Treasury 30-Year Bond ..................... 2 04/25/25 USD 113.00 USD 200 (312)
$ (10,403)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 04/02/25 BRL 6.15 USD 198 $ —
AUD Currency ............................. Morgan Stanley & Co. International plc 04/08/25 USD 0.64 AUD 176 (78)
AUD Currency ............................. Morgan Stanley & Co. International plc 04/10/25 USD 0.64 AUD 12,947 (4,927)
USD Currency ............................. Standard Chartered Bank 04/29/25 KRW 1,500.00 USD 111 (376)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ............................. BNP Paribas SA 05/05/25 USD 1.10 EUR 418 $ (2,056)
EUR Currency ............................. Goldman Sachs International 05/08/25 NOK 12.00 EUR 123 (46)
USD Currency ............................. Bank of America NA 05/23/25 CLP 950.00 USD 90 (1,838)
AUD Currency ............................. Bank of America NA 05/28/25 USD 0.64 AUD 176 (752)
USD Currency ............................. Citibank NA 05/29/25 MXN 22.00 USD 89 (475)
USD Currency ............................. Goldman Sachs International 05/29/25 TRY 48.00 USD 17 (237)
–
(10,785)
–
Put
USD Currency ............................. Morgan Stanley & Co. International plc 04/01/25 MXN 20.25 USD 66 (22)
USD Currency ............................. Bank of America NA 04/04/25 TRY 37.00 USD 55 —
USD Currency ............................. Barclays Bank plc 04/10/25 BRL 5.75 USD 133 (1,646)
USD Currency ............................. Citibank NA 04/15/25 MXN 19.90 USD 67 (103)
USD Currency ............................. Goldman Sachs International 04/15/25 ZAR 18.40 USD 66 (811)
EUR Currency ............................. Goldman Sachs International 04/16/25 USD 0.99 EUR 11,093 (50)
EUR Currency ............................. Morgan Stanley & Co. International plc 04/16/25 USD 1.01 EUR 11,093 (209)
EUR Currency ............................. UBS AG 05/08/25 USD 1.01 EUR 246 (48)
USD Currency ............................. Goldman Sachs International 05/16/25 TRY 39.50 USD 67 (1,125)
USD Currency ............................. UBS AG 05/28/25 MXN 20.10 USD 66 (589)
USD Currency ............................. Citibank NA 05/29/25 CLP 930.00 USD 134 (1,641)
USD Currency ............................. Morgan Stanley & Co. International plc 05/29/25 BRL 5.75 USD 133 (2,396)
EUR Currency ............................. UBS AG 07/15/25 USD 1.02 EUR 308 (563)
–
(9,203)
–
$ (19,988)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
iTraxx Europe
Crossover Index
Series 42.V2 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 BB- EUR 287.50 EUR 236 $ (194)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs
International 05/16/25 2.94 % USD 183,579 $ (6,354)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2.94 USD 136,910 (4,738)
2-Year Interest Rate Swap
(a)
. 3.70% Annual 1-day SOFR Annual
Goldman Sachs
International 05/27/25 3.70 USD 917 (3,267)
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 06/26/25 3.70 CZK 3,479 (1,777)
$ (16,136)
(a)
Forward settling swaption.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 43.V1 . 5.00 % Quarterly 06/20/30 EUR 73 $ (6,040) $ (6,369) $ 329
Republic of Colombia ................. 1.00 Quarterly 06/20/30 USD 188 10,643 10,199 444
$ 4,603 $ 3,830 $ 773
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5.00 % Quarterly 06/20/30 B+ USD 37,754 $ 2,007,749 $ 2,191,700 $ (183,951)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 1,121 $ 1,604 $ — $ 1,604
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 1,645 (629) — (629)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 9,872 1,161 — 1,161
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 6,759 (2,628) — (2,628)
1-day SOFR At Termination 3.80% At Termination 05/16/25
(a)
05/16/26 USD 16,222 (11,001) — (11,001)
1-day SOFR At Termination 3.90% At Termination 05/16/25
(a)
05/16/26 USD 12,449 3,698 — 3,698
3.81% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 12,449 6,743 8,963 (2,220)
3.79% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 16,222 11,996 — 11,996
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 4,669 (1,425) — (1,425)
5.16% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 1,224 (368) — (368)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,627,337 (3,675) — (3,675)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 1,158,898 (28) — (28)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,836,038 (5,462) — (5,462)
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 138,061 (673) — (673)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 719 (754) — (754)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 1,198 (1,331) — (1,331)
1-day MXIBTIIE Monthly 8.08% Monthly N/A 03/07/28 MXN 5,316 1,026 — 1,026
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 1,952 (93) — (93)
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 1,733 (3,174) — (3,174)
6-mo. PRIBOR Semi-Annual 3.69% Annual N/A 03/19/30 CZK 2,461 642 — 642
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 399 1,054 — 1,054
6-mo. WIBOR Semi-Annual 4.91% Annual N/A 03/19/30 PLN 302 873 — 873
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 664 2,278 — 2,278
1-day MIBOR Semi-Annual 6.00% Semi-Annual N/A 03/19/30 INR 22,621 1,092 — 1,092
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 19,693 (403) — (403)
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 5,247 (2,291) — (2,291)
6-mo. PRIBOR Semi-Annual 3.56% Annual 06/18/25
(a)
06/18/30 CZK 1,692 — — —
6-mo. PRIBOR Semi-Annual 3.66% Annual 06/18/25
(a)
06/18/30 CZK 1,392 279 165 114
3.38% Annual 1-day SOFR Annual N/A 10/09/34 USD 806 28,762 — 28,762
9.45% Monthly 1-day MXIBTIIE Monthly N/A 01/03/35 MXN 3,693 (13,357) — (13,357)
6.07% Semi-Annual 1-day MIBOR Semi-Annual N/A 03/19/35 INR 2,617 (163) — (163)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 1,791 $ 59,414 $ — $ 59,414
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,791 53,313 — 53,313
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,762 49,565 — 49,565
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 895 25,248 — 25,248
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 376 15,187 — 15,187
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 1,455 14,296 (2,927) 17,223
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 373 12,560 — 12,560
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 362 12,163 — 12,163
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 254 (7,770) — (7,770)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 190 (16,426) (912) (15,514)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 220 (22,609) — (22,609)
$ 208,694 $ 5,289 $ 203,405
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,120 $ 17,537 $ 326 $ 17,211
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,120 17,142 261 16,881
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 4,236 4,133 — 4,133
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,118 1,881 — 1,881
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,118 1,934 — 1,934
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 4,236 — — —
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,696 13,621 (328) 13,949
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,696 13,217 (262) 13,479
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,695 1,225 — 1,225
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 1,694 1,143 — 1,143
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,389 1,880 — 1,880
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,389 — — —
$ 73,713 $ (3) $ 73,716

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1.00 % Quarterly Bank of America NA 12/20/29 USD 1,712 $ (50,937) $ (45,014) $ (5,923)
American Express Co. ...... 1.00 Quarterly Goldman Sachs International 12/20/29 USD 870 (23,827) (23,369) (458)
Dominion Energy, Inc. ....... 1.00 Quarterly Goldman Sachs International 12/20/29 USD 849 (21,570) (21,643) 73
Federative Republic of Brazil .. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/30 USD 489 19,116 21,069 (1,953)
Republic of Turkiye (The) .... 1.00 Quarterly Goldman Sachs International 06/20/30 USD 222 20,893 17,482 3,411
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/30 USD 240 3,933 3,864 69
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 98 (41) 996 (1,037)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 (1) 32 (33)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,421 386 1,035
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD — — (105) 105
$ – $ – $ –
$ (51,013) $ (46,302) $ (4,711)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,421) $ (806) $ (615)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (1,936) (723) (1,213)
$ (3,357) $ (1,529) $ (1,828)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 717,746 $ 671 $ — $ 671
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 1,072,918 796 — 796
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA 07/01/25 BRL 2,076 (4,848) — (4,848)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 1,290 (2,643) — (2,643)
8.62% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 11/05/25 COP 2,014,959 2,495 — 2,495
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/04/27 BRL 2,243 27,103 — 27,103
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 976 9,226 — 9,226
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 1,035 (2,740) — (2,740)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA 01/04/27 BRL 27 (405) — (405)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA 01/04/27 BRL 1,700 (7,838) — (7,838)
1-day
BZDIOVER At Termination 14.48% At Termination Bank of America NA 01/04/27 BRL 1,072 (1,030) — (1,030)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA 01/04/27 BRL 762 (660) — (660)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 1,892 (34,557) — (34,557)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.02% At Termination Barclays Bank plc 01/02/29 BRL 828 $ (7,702) $ — $ (7,702)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International 01/02/29 BRL 604 (5,070) — (5,070)
8.73% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 01/14/30 COP 278,887 (300) — (300)
8.78% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 01/14/30 COP 96,023 (145) — (145)
$ (27,647) $ — $ (27,647)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day IBR ........................................... Colombian Reference Banking Indicator 8.97
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7.20
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 9.05
1-day SOFR ......................................... Secured Overnight Financing Rate 4.33
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.25
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7.56
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6.53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.34
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.61
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.66
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 35,043,086 $ 500,000 $ 35,543,086
Common Stocks

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ 278,578 $ — $ — $ 278,578
Banks ............................................... 965,387 — — 965,387
Biotechnology ......................................... 64,532 — — 64,532
Broadline Retail ........................................ 133,539 82,039 — 215,578
Building Products ....................................... 66,373 — — 66,373
Capital Markets ........................................ 69,102 — — 69,102
Commercial Services & Supplies ............................. — — 2,494 2,494
Communications Equipment ................................ 87,153 — — 87,153
Consumer Finance ...................................... 72,796 — — 72,796
Consumer Staples Distribution & Retail ........................ 134,641 — — 134,641
Diversified Telecommunication Services ........................ 76,562 — — 76,562
Electrical Equipment ..................................... 144,928 — — 144,928
Energy Equipment & Services .............................. 594,869 — — 594,869
Entertainment ......................................... 278,925 — — 278,925
Financial Services ...................................... 67,967 — — 67,967
Ground Transportation ................................... 63,548 — — 63,548
Health Care Equipment & Supplies ........................... 273,814 — — 273,814
Health Care Providers & Services ............................ 67,972 — — 67,972
Hotel & Resort REITs .................................... 36,091 — — 36,091
Hotels, Restaurants & Leisure .............................. 572,485 — — 572,485
Household Durables ..................................... 53,196 — — 53,196
Independent Power and Renewable Electricity Producers ............ 144,569 — — 144,569
Insurance ............................................ 136,456 — — 136,456
Interactive Media & Services ............................... 125,999 — — 125,999
IT Services ........................................... 65,918 — — 65,918
Life Sciences Tools & Services .............................. 62,698 — — 62,698
Machinery ............................................ 63,784 — — 63,784
Media ............................................... 50,967 — — 50,967
Metals & Mining ........................................ 471,290 — — 471,290
Mortgage Real Estate Investment Trusts (REITs) .................. 479,440 — — 479,440
Oil, Gas & Consumable Fuels ............................... 350,927 — — 350,927
Pharmaceuticals ....................................... 66,073 — — 66,073
Professional Services .................................... 132,350 — — 132,350
Residential REITs ....................................... 214,223 — — 214,223
Semiconductors & Semiconductor Equipment .................... 199,459 — — 199,459
Software ............................................. 457,045 — — 457,045
Specialty Retail ........................................ 65,235 — — 65,235
Wireless Telecommunication Services ......................... 66,677 — — 66,677
Corporate Bonds
Aerospace & Defense .................................... — 3,604,789 — 3,604,789
Automobile Components .................................. — 84,883 — 84,883
Banks ............................................... — 28,245,811 3,900 28,249,711
Biotechnology ......................................... — 748,818 — 748,818
Broadline Retail ........................................ — 1,221,586 — 1,221,586
Capital Markets ........................................ — 14,888,064 — 14,888,064
Chemicals ............................................ — 75,039 — 75,039
Commercial Services & Supplies ............................. — 174,708 — 174,708
Communications Equipment ................................ — 44,000 — 44,000
Construction & Engineering ................................ — 791,366 — 791,366
Consumer Finance ...................................... — 7,408,287 — 7,408,287
Containers & Packaging .................................. — 166,528 — 166,528
Diversified REITs ....................................... — 11,557,407 — 11,557,407
Diversified Telecommunication Services ........................ — 3,055,934 — 3,055,934
Electric Utilities ........................................ — 31,026,751 — 31,026,751
Energy Equipment & Services .............................. — 160,776 — 160,776
Entertainment ......................................... — 3,786,338 — 3,786,338
Financial Services ...................................... — 1,913,655 38,035 1,951,690
Gas Utilities ........................................... — 144,186 — 144,186
Ground Transportation ................................... — 1,285,618 — 1,285,618
Health Care Equipment & Supplies ........................... — 358,367 — 358,367
Health Care Providers & Services ............................ — 3,098,871 — 3,098,871
Hotel & Resort REITs .................................... — 789,890 — 789,890
Hotels, Restaurants & Leisure .............................. — 2,028,238 — 2,028,238
Household Durables ..................................... — 1,504,416 — 1,504,416
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 319,235 $ — $ 319,235
Interactive Media & Services ............................... — 1,163,830 — 1,163,830
IT Services ........................................... — 3,081,597 55,845 3,137,442
Machinery ............................................ — 149,655 — 149,655
Media ............................................... — 3,156,104 — 3,156,104
Metals & Mining ........................................ — 2,216,623 — 2,216,623
Multi-Utilities .......................................... — 1,031,108 — 1,031,108
Oil, Gas & Consumable Fuels ............................... 1,223,427 50,060,886 444,345 51,728,658
Passenger Airlines ...................................... — 389,615 — 389,615
Pharmaceuticals ....................................... — 232,980 — 232,980
Real Estate Management & Development ....................... — 264,462 — 264,462
Residential REITs ....................................... — 430,674 — 430,674
Semiconductors & Semiconductor Equipment .................... — 3,664,793 578,224 4,243,017
Software ............................................. — 7,810,017 — 7,810,017
Specialized REITs ...................................... — 3,700,884 — 3,700,884
Specialty Retail ........................................ — 238,753 — 238,753
Technology Hardware, Storage & Peripherals .................... — 289,213 — 289,213
Textiles, Apparel & Luxury Goods ............................ — 85,403 — 85,403
Tobacco ............................................. — 5,315,175 — 5,315,175
Wireless Telecommunication Services ......................... — 2,478,395 — 2,478,395
Fixed Rate Loan Interests ................................... — — 156,998 156,998
Floating Rate Loan Interests
Capital Markets ........................................ — — 93,465 93,465
Financial Services ...................................... — — 52,055 52,055
Hotels, Restaurants & Leisure .............................. — 419,788 — 419,788
Media ............................................... — 386,778 — 386,778
Oil, Gas & Consumable Fuels ............................... — 1,372,402 — 1,372,402
Foreign Agency Obligations ................................. — 7,091,903 — 7,091,903
Foreign Government Obligations .............................. — 26,277,533 — 26,277,533
Investment Companies .................................... 137,169,089 — — 137,169,089
Municipal Bonds ......................................... — 5,979,299 — 5,979,299
Non-Agency Mortgage-Backed Securities ........................ — 34,962,865 95,080 35,057,945
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 101,711 — — 101,711
Electric Utilities ........................................ — 72,275 — 72,275
U.S. Government Sponsored Agency Securities .................... — 419,064,600 — 419,064,600
U.S. Treasury Obligations ................................... — 207,528,819 — 207,528,819
Short-Term Securities
Foreign Government Obligations .............................. — 168,240 — 168,240
Money Market Funds ...................................... 14,694,731 — — 14,694,731
Options Purchased
Credit contracts .......................................... — 5,539 — 5,539
Foreign currency exchange contracts ........................... — 39,504 — 39,504
Interest rate contracts ...................................... 484 980,215 — 980,699
Liabilities
Investments
TBA Sale Commitments .................................... — (106,128,744) — (106,128,744)
$ 160,445,010 $ 837,589,869 $ 2,020,441 $ 1,000,055,320
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 5,466 $ — $ 5,466
Equity contracts ........................................... 3,384 15,956 — 19,340
Foreign currency exchange contracts ............................ — 185,057 — 185,057
Interest rate contracts ....................................... 767,651 339,264 — 1,106,915
Other contracts ........................................... — 73,716 — 73,716
Liabilities
Credit contracts ........................................... — (195,377) — (195,377)
Equity contracts ........................................... (9,450) — — (9,450)
Foreign currency exchange contracts ............................ — (192,481) — (192,481)
Interest rate contracts ....................................... (108,876) (208,875) — (317,751)
$ 652,709 $ 22,726 $ — $ 675,435
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Total Return V.I. Fund

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)